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                              STATE STREET RESEARCH
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                              STRATEGIC INCOME FUND
                            -------------------------

                           SEMIANNUAL REPORT
                           October 31, 2001

                            --------------------
                               WHAT'S INSIDE
                            --------------------

                           INVESTMENT UPDATE

                           About the Fund,
                           Economy and Markets

                           FUND INFORMATION

                           Facts and Figures

                           PLUS, COMPLETE PORTFOLIO HOLDINGS
                           AND FINANCIAL STATEMENTS

                                                    ---------------------------
                                                              DALBAR
                                                       HONORS COMMITMENT TO:
                                                            INVESTORS
                                                              2000
                                                    ---------------------------

                                                         For Excellence
                                                               in
                                                      Shareholder Service

[LOGO] STATE STREET RESEARCH

STATE STREET RESEARCH STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
o The unprecedented terrorist attacks on September 11 further damaged an already weak U.S. economy.

o Weak consumer and business spending, surging unemployment, falling consumer sentiment, large U.S. stock losses and a decline in manufacturing have prompted the Federal Reserve Board to continue to lower short-term interest rates.

o The Fed cut the federal funds rate five times during the period, from 4.5% to 2.5%--the lowest in more than seven years.

THE MARKETS
o The stock market lost ground on all fronts, with the S&P 500 returning -14.52%.(1)

o The yield on the 10-year Treasury bond moved up and down during the period, but closed at 4.25%--below where it started--as a result of fears that the extra liquidity pumped into the markets by lower short-term rates could spark inflation.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended October 31, 2001, Class A shares of State Street Research Strategic Income Fund returned 5.21% (does not reflect sales charge).(2) That places it in the top decile relative to its peer group, the Lipper Multi-Sector Income Funds Average, which returned 1.83% for the same period.(1)

o In an environment of falling interest rates, the fund's strong performance was largely the result of its emphasis on high- grade debt, primarily corporate bonds.

o   The fund's investment in high-yield debt detracted from performance.

o   International and emerging market debt were also laggards.

CURRENT STRATEGY

o We increased the fund's exposure to high- grade corporate and high-yield bonds because we feel valuations are attractive.

o We reduced the fund's investment in government and agency bonds in order to take advantage of more attractive opportunities.

October 31, 2001

(1)The Lipper Multi-Sector Income Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper index shows you how well the fund has done compared to competing funds. The S&P 500 (officially the "S&P 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. It does not take transaction charges into consideration. It is not possible to invest directly in the index. The Lipper Multi Sector Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.

(2)4.86% for Class B(1) shares; 4.67% for Class B shares; 4.67% for Class C shares; 5.19% for Class S shares.

(3)Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(4)Performance reflects a maximum 4.50% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable.

(5)Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended October 31, 2001, except where noted)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
FOR PERIODS ENDED 9/30/01(3)(4)(5)
(at maximum applicable sales charge)
------------------------------------------------------------------------
                        LIFE OF FUND
                       (since 8/30/96)      5 YEARS               1 YEAR
--------------------------------------------------------------------------
Class A                     2.61%            2.25%                -4.22%
--------------------------------------------------------------------------
Class B(1)                  2.60%            2.14%                -5.08%
--------------------------------------------------------------------------
Class B                     2.74%            2.14%                -5.09%
--------------------------------------------------------------------------
Class C                     2.74%            2.42%                -1.34%
--------------------------------------------------------------------------
Class S                     3.78%            3.43%                 0.42%
--------------------------------------------------------------------------
Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

AVERAGE ANNUAL TOTAL RETURN(3)(5)
(does not reflect sales charge)
--------------------------------------------------------------------------
                        LIFE OF FUND
                       (since 8/30/96)      5 YEARS               1 YEAR
--------------------------------------------------------------------------
Class A                     3.97%            3.46%                 4.34%
--------------------------------------------------------------------------
Class B(1)                  3.17%            2.69%                 3.63%
--------------------------------------------------------------------------
Class B                     3.17%            2.68%                 3.62%
--------------------------------------------------------------------------
Class C                     3.17%            2.68%                 3.62%
--------------------------------------------------------------------------
Class S                     4.21%            3.70%                 4.65%

ASSET ALLOCATION
(by percentage of net assets)

High-Yield Corporate     53%
International            15%
U.S. Government          20%
Finance/Mortgage         12%

STATE STREET RESEARCH STRATEGIC INCOME FUND

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INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------------------------------------
October 31, 2001 (Unaudited)

-------------------------------------------------------------------------------------------------------------
                                                          PRINCIPAL             MATURITY               VALUE
                                                            AMOUNT                DATE               (NOTE 1)
-------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 101.0%
U.S. TREASURY 4.6%
U.S. Treasury Bond, 11.25% ...........................      $  125,000            2/15/2015       $   205,546
U.S. Treasury Bond, 10.625% ..........................         800,000            8/15/2015         1,272,496
U.S. Treasury Bond, 8.125% ...........................         150,000            8/15/2021           207,609
U.S. Treasury Bond, 6.75% ............................         375,000            8/15/2026           461,895
U.S. Treasury Bond, 6.125% ...........................         175,000           11/15/2027           201,742
U.S. Treasury Bond, 5.25% ............................         125,000           11/15/2028           128,086
U.S. Treasury Note, 6.125% ...........................         150,000            8/31/2002           155,109
U.S. Treasury STRIPS, 0.00% ..........................         600,000            2/15/2021           214,278
                                                                                                  -----------
                                                                                                    2,846,761
                                                                                                  -----------
U.S. AGENCY MORTGAGE 15.7%
Federal National Mortgage Association, 9.00% .........         351,629            5/01/2009           376,570
Federal National Mortgage Association, 6.25% .........         225,000            2/01/2011           243,140
Federal National Mortgage Association, 6.50% .........          86,673           12/01/2014            90,202
Federal National Mortgage Association, 7.00% .........         248,783            3/01/2016           261,066
Federal National Mortgage Association TBA, 7.00% .....         500,000           11/19/2016           524,690
Federal National Mortgage Association TBA, 7.00% .....       1,075,000           11/19/2016         1,104,896
Federal National Mortgage Association, 6.50% .........         198,299            9/01/2028           204,310
Federal National Mortgage Association, 6.50% .........         815,620           11/01/2028           840,341
Federal National Mortgage Association, 6.00% .........         348,246           12/01/2028           353,905
Federal National Mortgage Association, 6.50% .........         228,624            3/01/2029           235,553
Federal National Mortgage Association, 7.50% .........         100,630           11/01/2029           105,410
Federal National Mortgage Association, 7.00% .........         701,532           12/01/2029           731,122
Federal National Mortgage Association, 7.00% .........         671,288            2/01/2030           700,026
Federal National Mortgage Association, 7.25% .........          50,000            5/15/2030            61,305
Federal National Mortgage Association, 6.00% .........         348,852            6/01/2031           352,993
Federal National Mortgage Association, 7.50% .........         410,141            9/01/2031           429,492
Federal National Mortgage Association TBA, 6.50% .....         625,000           11/14/2031           642,581
Government National Mortgage Association, 7.00% ......         270,210            5/15/2027           282,707
Government National Mortgage Association, 7.00% ......         171,185            6/15/2028           178,727
Government National Mortgage Association, 7.00% ......         342,583            7/15/2028           357,677
Government National Mortgage Association, 7.00% ......         168,664           10/15/2028           176,096
Government National Mortgage Association, 6.50% ......         760,281           11/15/2028           785,940
Government National Mortgage Association, 7.00% ......         353,570            4/15/2031           369,039
Government National Mortgage Association, 7.50% ......         360,807            6/15/2031           379,183
                                                                                                  -----------
                                                                                                    9,786,970
                                                                                                  -----------
CANADIAN-YANKEE 0.1%
Province of Quebec, 7.50% ............................          50,000            9/15/2029            58,852
                                                                                                  -----------
FOREIGN GOVERNMENT 15.8%
                                                        Canadian Dollar
Government of Canada, 6.00% ..........................         800,000            6/01/2011           546,509
                                                        Euro
Government of Spain, 6.00% ...........................       1,650,000            1/31/2008         1,621,541
Republic of Greece, 8.80% ............................       2,484,225            6/19/2007         2,727,481
                                                        New Zealand Dollar
Government of New Zealand, 8.00% .....................       1,925,000           11/15/2006           874,072
Republic of Brazil, 8.00% ............................      $  861,987            4/15/2014           584,858
Republic of Bulgaria, 4.56%# .........................         668,250            1/28/2002           524,576
Morocco A Loan Participation, 7.50% ..................         604,167            1/05/2009           528,646
Republic of Panama, 4.75%# ...........................         361,110            1/17/2002           314,873
Republic of Peru, 4.50% ..............................         450,000            3/07/2003           322,922
Republic of Philippines, 4.81% .......................         493,000           12/01/2001           432,607
Republic of Poland, 6.00%# ...........................         150,000           10/01/2002           148,140
Republic of South Africa, 9.125% .....................         325,000            5/19/2009           359,938
Russian Federation, 8.25% ............................         375,000            3/31/2010           296,250
United Mexican States, 9.875% ........................         475,000            2/01/2010           524,875
                                                                                                  -----------
                                                                                                    9,807,288
                                                                                                  -----------
FINANCE/MORTGAGE 11.9%
Chase Commercial Mortgage Securities Corp., 1998 .....
  Mortgage Passthru Certificate Class A1, 6.025% .....         200,692           11/18/2030           211,393
Citibank Credit Card Issuance Trust, Series 2000 B
  Class B1, 7.05% ....................................         375,000            9/17/2007           412,286
Citibank Credit Card Issuance Trust Note, 6.65% ......         275,000            5/15/2008           292,545
Commercial Mortgage Acceptance Corp., Series 1998 C1
  Class F, 6.23%+ ....................................         175,000            3/15/2013           140,385
Commercial Mortgage Acceptance Corp., Series 1998 C2
  Class F, 5.44%+ ....................................         525,000            5/15/2013           378,819
Discover Card, Cl. A, Series 2000, 6.35% .............         225,000            7/15/2008           240,469
DLJ Commercial Mortgage Corp. 98,
  Cl. A1-A, 5.88% ....................................         560,361           11/12/2031           585,573
DLJ Commercial Mortgage Corp., 2000 Commercial
  Mortgage Certificate Cl. A3, 7.50% .................          75,000            9/10/2010            81,430
EOP Operating LP Note, 6.50% .........................         125,000            6/15/2004           132,064
ERAC USA Finance Co. Note, 6.95%+ ....................          50,000            3/01/2004            51,588
ERAC USA Finance Co. Note, 6.625%+ ...................          75,000            2/15/2005            77,219
First Union Lehman Brothers Commercial, Series 97 2
  Certificate Class F, 7.50%+ ........................         425,000           11/18/2029           353,895
First Union Lehman Brothers Commercial, 97-C2 Cl. A2,
  6.60% ..............................................         200,000           11/18/2029           212,125
Ford Credit Auto Owner Trust Note Cl. A5, 5.36% ......          75,000            6/15/2005            78,117
Ford Motor Credit Co. Note, 6.70% ....................         725,000            7/16/2004           750,752
Ford Motor Credit Co. Note, 6.875% ...................         100,000            2/01/2006           102,391
Ford Motor Credit Co. Note, 7.375% ...................          50,000            2/01/2011            50,918
General Motors Acceptance Corp. Note, 6.125% .........         450,000            9/15/2006           448,164
Goldman Sachs Group Inc. Note, 7.625% ................         125,000            8/17/2005           137,202
Intertek Finance PLC Series B Sr. Sub. Note, 10.25% ..         250,000           11/01/2006           236,250
J.P. Morgan Chase Note, 6.75% ........................         100,000            2/01/2011           105,684
J.P. Morgan Commercial Mortgage Finance Corp.,
  Mortgage Certificate 1999 Cl. A2, 6.51% ............         250,000           10/15/2035           264,300
J.P. Morgan Commercial Mortgage Finance Corp.,
  Mortgage Passthru Certificate 97 Cl. C, 7.24% ......         150,000            9/15/2029           162,990
JP Morgan Commercial Mortgage Finance Corp., Mortgage
  Passthru Certificate 1999 C7 Class A1, 6.18% .......         152,337           10/15/2035           163,427
LB Commercial Mortgage Trust 98C4-A1, 6.21% ..........         105,000           10/15/2035           110,283
LB-UBS Westfield Trust Commercial Mortgage, 6.15%+ ...         123,086            7/14/2016           128,125
MBNA Master Credit Card Trust II, 6.60% ..............         125,000            4/16/2007           134,335
MBNA Master Credit Card Trust, Series 2000 Cl. A,
  6.90% ..............................................         125,000            1/15/2008           136,640
Morgan Stanley Capital Inc. 98-A1, 6.19% .............          51,312            1/15/2007            54,289
NationsLink Funding Corp., Certificate Cl. B, 7.10% ..         150,000           11/20/2008           153,258
PSE&G Transition Funding LLC, 2001Transition Bond
  Class A 5, 6.45% ...................................         175,000            3/15/2013           189,164
Salomon Brothers Mortgage Securities Inc., 2001 Cl.
  A2, 6.13%+ .........................................         250,000            2/18/2034           262,345
Salomon Brothers, Commercial Mortgage Trust,
  Certificate 2001 Cl. A2, 6.23% .....................         200,000           12/18/2035           210,172
U.S. Bank N.A. Global Note, 6.375% ...................         125,000            8/01/2011           130,181
U.S. West Capital Funding Inc. Note, 6.375% ..........         175,000            7/15/2008           173,199
Wells Fargo Bank Sub. Note, 6.45% ....................          50,000            2/01/2011            52,403
                                                                                                  -----------
                                                                                                    7,404,380
                                                                                                  -----------
CORPORATE 52.9%
Charter Communications Holdings LLC
  Sr. Note, 9.625% ...................................         360,000           11/15/2009           362,700
Adelphia Communications Corp. Sr. Note, 10.25% .......         150,000            6/15/2011           138,750
Advanstar Communications Sr. Sub. Note, 12.00% .......          50,000            2/15/2011            26,000
AES Corp. Sr. Note, 9.375% ...........................         125,000            9/15/2010           117,871
Agrilink Foods Inc. Sr. Sub. Note, 11.875% ...........         175,000           11/01/2008           154,875
Airgas Inc. Sr. Sub. Note, 9.125% ....................         300,000           10/01/2011           315,000
Airgate PCS, Inc. Sr. Sub. Note, 0.00% to
  9/30/2004, 13.50% from 10/1/2004 to maturity .......         265,000           10/01/2009           191,463
Alaska Steel Corp. Sr. Note, 7.875% ..................          25,000            2/15/2009            23,281
Alaska Steel Corp. Sr. Note, 9.125% ..................         125,000           12/15/2006           124,063
Alliant Techsystems Inc. Sr. Sub. Note, 8.50% ........         250,000            5/15/2011           264,375
Allied Waste Inc. Sr. Sub. Note, 10.00% ..............         350,000            8/01/2009           352,625
American Tower Corp. Sr. Note, 9.375% ................         450,000            2/01/2009           360,000
Ametek Inc. Sr. Note, 7.20% ..........................         400,000            7/15/2008           403,128
Anchor Gaming Inc. Sr. Sub. Note, 9.875% .............         250,000           10/15/2008           270,000
Applied Extrusion Technology Inc. Sr. Note, 10.75%+ ..         200,000            7/01/2011           209,500
AT&T Wireless Services Inc. Sr. Note, 8.75% ..........         125,000            3/01/2031           141,106
AT&T Corp. Note, 6.50% ...............................         200,000            3/15/2029           175,220
Aurora Foods Inc. Sr. Sub. Note, 8.75% ...............         300,000            7/01/2008           255,000
Avista Corp. Sr. Note, 9.75%+ ........................         350,000            6/01/2008           373,453
Aztar Corp. Sr. Sub. Note, 9.00%+ ....................         375,000            8/15/2011           375,000
Ball Corp. Sr. Note, 7.75% ...........................         375,000            8/01/2006           382,500
Bank America Corp. Sub. Note, 7.40% ..................         175,000            1/15/2011           192,358
B/E Aerospace Inc. Sr. Sub. Note, 9.50% ..............         325,000           11/01/2008           255,125
Beckman Industries Sr. Note, 7.45% ...................         450,000            3/04/2008           481,437
Bombardier Capital Inc. Note, 7.30%+ .................         275,000           12/15/2002           287,100
British Sky Broadcasting Group PLC Note, 6.875% ......         600,000            2/23/2009           575,220
British Telecommunications PLC Note, 8.875% ..........         275,000           12/15/2030           324,698
Calpine Corp. Note, 8.50% ............................         500,000            2/15/2011           510,535
Calpine Corp. Sr. Note, 7.75% ........................         320,000            4/15/2009           312,614
Cargill Inc. Note, 6.25%+ ............................         150,000            5/01/2006           160,299
William Carter Co. Sr. Sub. Note, 10.875%+ ...........          50,000            8/15/2011            52,750
Caterpillar Financial Asset Trust Note, 4.85% ........         125,000            4/25/2007           128,532
Century Aluminum Co. Note, 11.75%+ ...................         250,000            4/15/2008           242,500
Charter Communications Holdings Sr. Note, 10.75% .....         200,000           10/01/2009           207,000
Chesapeake Energy Corp. Sr. Note, 8.125% .............         300,000            4/01/2011           293,250
Citigroup Inc. Sub. Note, 7.25% ......................         100,000           10/01/2010           110,774
Clear Channel Communications Sr. Note, 3.70% .........         125,000           12/17/2001           125,248
Coca-Cola Enterprises Inc. Deb., 6.75% ...............         225,000            9/15/2028           232,101
Coinmach Corp. Sr. Note, 11.75% ......................          50,000           11/15/2005            51,000
Comcast Cable Communications Note, 6.375% ............         150,000            1/30/2006           157,619
Conagra Inc. Note, 7.50% .............................         125,000            9/15/2005           135,971
Concentra Operating Corp. Sr. Sub. Note, 13.00% ......         150,000            8/15/2009           159,750
Crown Castle International Corp. Sr. Note, 10.75% ....         450,000            8/01/2011           427,500
CSC Holdings Inc. Sr. Note, 7.625% ...................         300,000            4/01/2011           302,058
DaimlerChrysler N.A. Holdings Global Note, 6.90% .....         300,000            9/01/2004           310,209
Dana Corp. Note, 9.00%+ ..............................         150,000            8/15/2011           129,000
DaVita Inc. Sr. Sub. Note, 9.25% .....................         100,000            4/15/2011           104,500
Detroit Edison, Cl. A 2, Series 2001, 5.51% ..........         300,000            3/01/2007           315,702
Deutsche Telekom International Finance BV Global Note,
  7.75% ..............................................         125,000            6/15/2005           134,846
Dimon Inc. Sr. Note, 9.625%+ .........................          50,000           10/15/2011            51,438
Dresser Inc. Sr. Note, 9.375%+ .......................         125,000            4/15/2011           130,625
Drypers Corp. Sr. Note (acquired 8/19/97 thru 8/4/00,
  cost $763,792), 10.25%[](+) ........................         900,000            6/15/2007             3,375
DTE Energy Co. Note, 6.00% ...........................         125,000            6/01/2004           130,915
Echostar Broadband Corp. Sr. Note, 10.375% ...........         150,000           10/01/2007           157,500
Electronic Data Systems Corp. Note, 7.125% ...........         150,000           10/15/2009           164,300
Elizabeth Arden Inc. Sr. Note, 11.75% ................         170,000            2/01/2011           160,225
Energy East Corp. Note, 7.75% ........................          50,000           11/15/2003            53,450
Extended Stay America Inc. Sr. Sub. Note, 9.15% ......         190,000            3/15/2008           178,600
Fairchild Semiconductor Corp. Sr. Sub. Note, 10.50% ..         200,000            2/01/2009           205,000
First Wave Marine Inc. Sr. Note (acquired 1/27/98,
  cost $250,000), 11.00%[](+) ........................         250,000            2/01/2008            20,625
Flextronics International Ltd. Note, 9.875% ..........         175,000            7/01/2010           181,125
Fresenius Medical Care Capital Trust Note, 9.00% .....         350,000           12/01/2006           374,500
GE Global Insurance Holding Corp. Note, 7.75% ........         275,000            6/15/2030           323,782
GenTek Inc. Sr. Sub. Note (acquired
  2/28/01, cost $458,063), 11.00%(+) .................         150,000            8/01/2009            89,250
Great Central Mines Ltd. Sr. Note, 8.875% ............         350,000            4/01/2008           337,750
Harrah's Operating Inc. Sr. Sub. Note, 7.875% ........         300,000           12/15/2005           309,000
HealthSouth Corp. Sr. Note, 8.50% ....................         100,000            2/01/2008           106,500
HealthSouth Corp. Sr. Note, 7.00% ....................         125,000            6/15/2008           116,094
Hollinger International Publishing Inc.
  Sr. Sub. Note, 9.25% ...............................         300,000            2/01/2006           285,000
Hollinger International Publishing Inc.
  Sr. Sub. Note, 9.25% ...............................         150,000            3/15/2007           142,500
Insight Health Services Corp. Sr. Sub. Note, 9.875%+ .          75,000           11/01/2011            77,625
Insight Midwest LP Insight Capital Sr. Note, 10.50% ..         250,000           11/01/2010           267,500
International Game Technology Inc.
  Sr. Note, 8.375% ...................................         400,000            5/15/2009           418,000
International Knife & Saw Inc. Sr. Sub. Note (acquired
  12/13/99 thru 1/14/00, cost $247,105), 11.375%@(+)[]         315,000           11/15/2006            31,500
International Paper Co. Note, 8.00% ..................         275,000            7/08/2003           293,862
Iron Mountain Inc. Sr. Sub. Note, 8.625% .............         225,000            4/01/2013           234,000
Kroger Co. Sr. Deb., 8.00% ...........................          75,000            9/15/2029            87,202
Lear Corp. Sr. Note, 7.96% ...........................         380,000            5/15/2005           383,952
Lennar Corp. Sr. Note, 7.625% ........................         150,000            3/01/2009           139,686
Lockheed Martin Corp. Deb., 8.50% ....................          50,000           12/01/2029            60,829
Luscar Coal Ltd. Sr. Note, 9.75%+ ....................          50,000           10/15/2011            53,260
Lyondell Chemical Co. Sr. Sec. Note
  Series A, 9.625% ...................................          75,000            5/01/2007            72,000
Lyondell Chemical Co. Sr. Sub. Note, 10.875% .........         400,000            5/01/2009           334,000
MacDermid Inc. Sr. Sub. Note, 9.125% .................         275,000            7/15/2011           266,750
Magellan Health Services Inc. Sr. Note, 9.375%+ ......         275,000           11/15/2007           288,750
Mandalay Resort Group Sr. Sub. Note, 10.25% ..........          80,000            8/01/2007            75,600
Manor Care Inc. Note, 8.00% ..........................         200,000            3/01/2008           213,182
Mediacom Broadband LLC Sr. Note, 11.00%+ .............         525,000            7/15/2013           559,125
MGM Grand Inc. Sr. Sub. Note, 9.75% ..................         150,000            6/01/2007           149,250
MGM Mirage Inc. Sr. Note, 8.50% ......................         160,000            9/15/2010           160,760
Millennium America Inc. Sr. Note, 9.25% ..............         350,000            6/15/2008           327,862
Mohegan Tribal Gaming Authority Sr. Note, 8.125% .....         225,000            1/01/2006           231,187
New Jersey Economic Development Authority, Series A,
  7.425% .............................................         100,000            2/15/2029           118,350
Newpark Resources Inc. Sr. Sub. Note Series B, 8.625%          185,000           12/15/2007           172,975
Norske Skog Canada Ltd. Sr. Note, 8.625%+ ............         475,000            6/15/2011           485,687
North Atlantic Trading Inc. Sr. Note, 11.00%+ ........         275,000            6/15/2004           237,875
Noveon Inc. Sr. Sub. Note, 11.00% ....................          75,000            2/28/2011            74,250
Ocean Energy Corp. Sr. Sub. Note, 8.625% .............         150,000            8/01/2005           152,607
Ocean Energy Inc. Series B Sr. Note, 7.625% ..........          75,000            7/01/2005            79,148
Omnicare Inc. Sr. Sub. Note, 8.125%+ .................         175,000            3/15/2011           185,938
Park Place Entertainment Corp. Sr. Sub. Note, 9.375% .         500,000            2/15/2007           507,500
Peco Energy Transition Trust Note, 7.625% ............         225,000            3/01/2010           259,771
Peco Energy Transport Trust Series 1999A Cl. A6, 6.05%         400,000            3/01/2009           427,324
Petco Animal Supplies Inc. Sr. Sub. Note, 10.75%+ ....         350,000           11/01/2011           358,750
Pilgrim's Pride Corp. Sr. Note, 9.625% ...............         330,000            9/15/2011           344,850
Plains Resources Inc. Sr. Sub. Note, 10.25% ..........         100,000            3/15/2006            99,500
Playtex Products Inc. Sr. Sub. Note, 9.375% ..........         150,000            6/01/2011           157,500
Pogo Producing Co. Sr. Sub. Note, 8.75% ..............         500,000            5/15/2007           512,500
Pogo Producing Co. Sr. Sub. Note, 8.25% ..............          50,000            4/15/2011            50,750
Potlatch Corp., Sr. Sub. Note, 10.00%+ ...............         300,000            7/15/2011           308,439
Progress Energy Inc. Sr. Note, 7.10% .................         300,000            3/01/2011           325,050
Qwest Capital Funding Inc. Note, 7.00%+ ..............         125,000            8/03/2009           124,830
Rite Aid Corp. Note, 7.125% ..........................         100,000            1/15/2007            83,000
Rite Aid Corp. Sr. Note, 7.625% ......................         250,000            4/15/2005           215,000
Rogers Wireless Inc. Sr. Note, 9.625% ................         350,000            5/01/2011           354,375
Safety Kleen Services Inc. Sr. Sub. Note (acquired
  12/9/99 and 3/8/00, cost $265,529), 9.25%[](+) .....         350,000            6/01/2008             1,659
Safeway Inc. Note, 7.00% .............................         250,000            9/15/2002           258,522
SBC Communications Inc. Note, 5.75% ..................         275,000            5/02/2006           286,896
Scotts Co. Sr. Sub. Note, 8.625% .....................         220,000            1/15/2009           224,400
Select Medical Corp. Sr. Sub. Note, 9.50% ............         150,000            6/15/2009           151,125
Service Corp. International Sr. Note, 6.00% ..........         400,000           12/15/2005           364,000
Simon Property Group LP Note, 7.375% .................         125,000            1/20/2006           132,860
Sprint Capital Corp. Note, 6.00% .....................         325,000            1/15/2007           323,420
Stater Brothers Holdings Inc. Sr. Note, 10.75% .......         275,000            8/15/2006           280,500
Stericycle Inc. Sr. Sub. Note Series B, 12.375% ......         125,000           11/15/2009           138,750
Tekni Plex Inc. Sr. Sub. Note, 12.75% ................         150,000            6/15/2010           135,750
Tembec Indiana Inc. Sr. Note, 8.50% ..................         250,000            2/01/2011           260,000
Tom's Foods Inc. Sr. Sec. Note, 10.50% ...............         200,000           11/01/2004           149,000
Tommy Hilfiger USA Inc. Note, 6.50% ..................         200,000            6/01/2003           197,000
Transwestern Publishing Co. Sr. Sub. Note, 9.625% ....         250,000           11/15/2007           252,500
Triton PCS Inc. Sr. Sub. Note, 9.375% ................         250,000            2/01/2011           260,625
Triton PCS Inc. Sr. Sub. Note, 0.00% to
  4/30/2003, 11.00% from 5/1/2003 to maturity ........         150,000            5/01/2008           135,000
Tyco International Group SA Note, 6.375% .............         150,000            2/15/2006           158,307
Tyco International Group SA Note, 6.375% .............         150,000           10/15/2011           152,688
Union Pacific Corp. Deb., 6.625% .....................         100,000            2/01/2029            97,521
United Rentals North America Inc. Sr. Note, 10.75%+ ..         235,000            4/15/2008           246,750
United Technologies Corp. Deb., 7.50% ................         300,000            9/15/2029           341,544
USA Waste Services Inc. Sr. Note, 7.00% ..............         750,000           10/01/2004           796,252
Verizon Global Funding Corp. Note, 7.25%                       150,000           12/01/2010           164,912
Walt Disney Co. Note, 3.90% ..........................         300,000            9/15/2003           301,401
Waste Management Inc. Sr. Note, 6.875%                         950,000            5/15/2009           982,319
Westinghouse Air Brake Co. Sr. Note
  Series B2, 9.375% ..................................         150,000            6/15/2005           151,500
World Common Inc. Sr. Note, 7.55% ....................         125,000            4/01/2004           132,356
Yell Finance BV Sr. Note, 10.75% .....................         160,000            8/01/2011           170,400
                                                                                                  -----------
                                                                                                   32,866,968
                                                                                                  -----------
Total Fixed Income Securities (Cost $63,432,043) ..........................................        62,771,219
                                                                                                  -----------

COMMON STOCKS & OTHER 0.0%
-------------------------------------------------------------------------------------------------------------
                                                                                 SHARES
-------------------------------------------------------------------------------------------------------------
Micadant PLC (acquired 7/11/01, cost $0)(+)                                          46,895               681
Loehmanns Holdings Inc. Com.* ........................                                2,269            13,160
Phase Metrics Inc. Com. (acquired 1/23/98, cost
  $466,788)*@(+) .....................................                               33,736            10,796
Primus Telecommunications Group Wts.*+ ...............                                  500               183

                                                                                                  -----------
Total Common Stocks & Other (Cost $547,004) ...............................................            24,820
                                                                                                  -----------
-------------------------------------------------------------------------------------------------------------
                                                          PRINCIPAL             MATURITY               VALUE
                                                            AMOUNT                DATE               (NOTE 1)
-------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS 2.4%
American Express Credit Corp., 2.47% .................      $  191,000           11/02/2001       $   190,987
American Express Credit Corp., 2.44% .................         283,000           11/06/2001           282,904
Goldman Sachs Group LP, 2.40% ........................       1,000,000           11/14/2001           999,133
                                                                                                  -----------
Total Short-Term Obligations (Cost $1,473,024) ............................................         1,473,024
                                                                                                  -----------
Total Investments (Cost $65,452,071) - 103.4% .............................................        64,269,063
Cash and Other Assets, Less Liabilities - (3.4%) ..........................................        (2,107,567)
                                                                                                  -----------
Net Assets - 100.0% .......................................................................       $62,161,496
                                                                                                  ===========

Federal Income Tax Information:

At October 31, 2001, the net unrealized depreciation of investments based on cost for federal income tax purposes of $65,469,307 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of
  value over tax cost .....................................................................       $ 2,126,268
Aggregate gross unrealized depreciation for all investments in which there is an excess of
  tax cost over value .....................................................................        (3,326,512)

                                                                                                  -------------
                                                                                                 ($ 1,200,244)
                                                                                                  ===========

--------------------------------------------------------------------------------
*   Nonincome-producing securities.
+   Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such secur ities among certain qualified buyers. The total cost and market value of Rule 144A securities owned at October 31, 2001 were $6,23 0,810 and $6,331,253 (10.19% of net assets), respectively.
(+) Security restricted as to public resale. At October 31, 2001, there were no outstanding unrestricted securities of the same class as those held. The total cost and market value of restricted securities owned at October 31, 2001 were $2,451,277 and $157,886 (0.25% of net assets).
#   Interest rates on these floating-rate bonds will reset annually or biannually based on the six-month London
    Interbank Offere d Rate (LIBOR) plus 0.8125%.
TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized and may vary by no more than 1%.
[]  Security is in default.
@   Security valued under consistently applied procedures established by the Trustees.

Futures contracts open at October 31, 2001, are as follows:

                                                                                     UNREALIZED
                                    NOTIONAL               EXPIRATION               APPRECIATION
TYPE                                 AMOUNT                   MONTH                (DEPRECIATION)
---------------------------------------------------------------------------------------------------
2 Year U.S. Treasury Notes         $3,000,000            December, 2001                $  69,175
5 Year U.S. Treasury Notes         $5,000,000            December, 2001                  (84,171)
10 Year U.S. Treasury Notes        $5,000,000            December, 2001                 (129,431)
30 Year U.S. Treasury Bond         $4,000,000            December, 2001                  175,593
                                                                                       ---------
                                                                                       $  31,166
                                                                                       =========

Forward currency exchange contracts outstanding at October 31, 2001, are as follows:

                                                                                          UNREALIZED
                                                                         CONTRACT        APPRECIATION      DELIVERY
TRANSACTION                                        TOTAL VALUE             PRICE        (DEPRECIATION)       DATE
---------------------------------------------------------------------------------------------------------------------
Sell Canadian dollars, buy U.S. dollars          1,265,000 CAD         0.65134 CAD          $26,840          11/09/01
Sell Canadian dollars, buy U.S. dollars            105,000 CAD         0.63686 CAD              708          11/09/01
Sell Canadian dollars, buy U.S. dollars            586,361 CAD         0.63367 CAD            2,037          11/01/01
Buy Canadian dollars, sell U.S. dollars            540,000 CAD         0.63365 CAD           (1,903)         11/09/01
Sell New Zealand dollars, buy U.S. dollars         836,000 NZD         0.43540 NZD           19,852          11/21/01
Sell New Zealand dollars, buy U.S. dollars         884,000 NZD         0.43600 NZD           21,523          11/21/01
Sell New Zealand dollars, buy U.S. dollars         510,000 NZD         0.40300 NZD           (4,295)         11/28/01
Sell New Zealand dollars, buy U.S. dollars         175,352 NZD         0.41500 NZD              464          11/01/01
                                                                                            -------
                                                                                            $65,226
                                                                                            =======

The accompanying notes are an integral part of the financial statements.


STATE STREET RESEARCH STRATEGIC INCOME FUND
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
October 31, 2001 (Unaudited)

ASSETS
Investments, at value** (Cost $65,452,071) (Note 1) .............  $ 64,269,063
Collateral for securities on loan ...............................     5,166,022
Cash ............................................................         1,045
Receivable for securities sold ..................................     1,464,063
Interest and dividends receivable ...............................     1,156,476
Receivable for open forward contracts ...........................        71,424
Receivable from Distributor (Note 3) ............................        67,943
Receivable for fund shares sold .................................        62,423
Receivable for variation margin (Note 1) ........................         8,469
Deferred organization costs and other assets (Note 1) ...........        10,446
                                                                   ------------
                                                                     72,277,374
LIABILITIES
Payable for collateral received on securities loaned ............     5,166,022
Payable for securities purchased ................................     4,541,173
Dividends payable ...............................................       129,853
Payable for fund shares redeemed ................................       129,069
Accrued transfer agent and shareholder services (Note 2) ........        54,817
Accrued management fee (Note 2) .................................        37,907
Accrued distribution and service fees (Note 5) ..................        31,544
Accrued administration fee (Note 2) .............................        16,273
Payable for open forward contracts ..............................         6,198
Accrued trustees' fees (Note 2) .................................         3,022
                                                                   ------------
                                                                     10,115,878
                                                                   ------------
NET ASSETS                                                         $ 62,161,496
                                                                   ============
Net Assets consist of:
  Distribution in excess of net investment income ...............  $   (226,347)
  Unrealized depreciation of investments ........................    (1,183,008)
  Unrealized appreciation of forward contracts and
    foreign currency ............................................        62,496
  Unrealized appreciation of futures contracts ..................        31,166
  Accumulated net realized loss .................................   (19,928,286)
  Paid-in capital ...............................................    83,405,475
                                                                   ------------
                                                                   $ 62,161,496
                                                                   ============
Net Asset Value and redemption price per share of Class A shares
  ($22,274,885 / 3,922,755 shares) ..............................         $5.68
                                                                          =====
Maximum Offering Price per share of Class A shares
  ($5.68 / .955) ................................................         $5.95
                                                                          =====
Net Asset Value and offering price per share of
  Class B(1) shares ($8,160,177 / 1,442,711 shares)*                      $5.66
                                                                          =====
Net Asset Value and offering price per share of
  Class B shares ($19,000,371 / 3,357,182 shares)*                        $5.66
                                                                          =====
Net Asset Value and offering price per share of
  Class C shares ($3,566,629 / 630,246 shares)* ................          $5.66
                                                                           =====
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($9,159,434 / 1,614,644 shares) ..............................          $5.67
                                                                          =====
-------------------------------------------------------------------------------
 *Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge. **Includes securities on loan valued at $5,141,768.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

For the six months ended October 31, 2001 (Unaudited)

INVESTMENT INCOME
Interest, net of foreign taxes of $263 (Note 1) ..............     $ 2,414,198

EXPENSES
Management fee (Note 2) ......................................         235,699
Transfer agent and shareholder services (Note 2) .............          95,476
Custodian fee ................................................          67,632
Reports to shareholders ......................................          53,680
Administration fee (Note 2) ..................................          45,392
Distribution and service fees - Class A (Note 5) .............          33,419
Distribution and service fees - Class B(1) (Note 5) ..........          39,456
Distribution and service fees - Class B (Note 5) .............          99,038
Distribution and service fees - Class C (Note 5) .............          19,178
Audit fee ....................................................           5,832
Trustees' fees (Note 2) ......................................           4,150
Legal fees ...................................................             720
Miscellaneous ................................................           7,426
                                                                   -----------
                                                                       707,098
Expenses borne by the Distributor (Note 3) ...................        (120,992)
Fees paid indirectly (Note 2) ................................          (6,044)
                                                                   -----------
                                                                       580,062
                                                                   -----------
  Net investment income ......................................       1,834,136
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN
CURRENCY, FORWARD CONTRACTS AND FUTURES CONTRACTS
Net realized loss on investments (Notes 1 and 4) .............      (3,842,716)
Net realized gain on futures contracts (Note 1) ..............          47,679
Net realized loss on forward contracts and foreign
  currency (Note 1) ..........................................         (77,447)
                                                                   -----------
    Total net realized loss ..................................      (3,872,484)
                                                                   -----------
Change in unrealized appreciation of investments .............       5,009,138
Change in unrealized appreciation of forward contracts and
  foreign currency ...........................................          27,765
Change in unrealized appreciation of futures contracts .......          21,594
                                                                   -----------
    Total change in unrealized appreciation ..................       5,058,497
                                                                   -----------
Net gain on investments, forward contracts, foreign
  currency and futures contracts .............................       1,186,013
                                                                   -----------
Net increase in net assets resulting from operations .........     $ 3,020,149
                                                                   ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
STATEMENT  OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS ENDED
                                                                   YEAR ENDED     OCTOBER 31, 2001
                                                                 APRIL 30, 2001        (UNAUDITED)
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ........................................  $  4,871,805          $  1,834,136
Net realized loss on investments,
  foreign currency, forward contracts and futures contracts ..   (10,574,540)           (3,872,484)
Change in unrealized appreciation of investments, foreign
  currency, forward contracts and futures contracts ..........     2,458,439             5,058,497
                                                                ------------          ------------

Net increase (decrease) resulting from operations.............    (3,244,296)            3,020,149
                                                                ------------          ------------
Dividends from net investment income:
    Class A ..................................................    (1,854,219)             (652,841)
    Class B(1) ...............................................      (504,046)             (203,895)
    Class B ..................................................    (1,742,895)             (514,262)
    Class C ..................................................      (423,099)             (100,028)
    Class S ..................................................      (729,677)             (278,474)
                                                                ------------          ------------
                                                                  (5,253,936)           (1,749,500)
                                                                ------------          ------------

Net decrease from fund share transactions (Note 6) ...........   (11,233,083)           (2,656,117)
                                                                ------------          ------------
Total decrease in net assets                                     (19,731,315)           (1,385,468)

NET ASSETS
Beginning of period ..........................................    83,278,279            63,546,964
                                                                ------------          ------------

End of period (including overdistributed net investment income
  of ($158,338) and ($226,347), respectively) ................  $ 63,546,964          $ 62,161,496
                                                                ============          ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
October 31, 2001

NOTE 1

State Street Research Strategic Income Fund (the "fund") is a series of State Street Research Securities Trust (the "Trust"), which was organized as a Massachusetts business trust in January 1994 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of four separate funds:
State Street Research Strategic Income Fund, State Street Research Legacy Fund, State Street Research Large-Cap Analyst Fund and State Street Research Concentrated Large-Cap Value Fund.

The investment objective of the fund is to provide high current income consistent with overall total return. In seeking to achieve its investment objective, the fund uses an asset allocation strategy, investing primarily in three major categories of fixed income securities: investment-grade, lower quality and foreign securities.

The fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and pay annual service and distribution fees of 0.30% of average daily net assets. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain employee retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect, wholly-owned subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various dealerships among securities in determining value. If not valued by a pricing service, such secuities are valued at prices obtained from independent brokers. Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. All discounts/premiums are accreted/amortized for financial reporting purposes (see "Changes in Accounting Principle" note). The fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income are declared daily and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary because the fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At April 30, 2001, the fund had a capital loss carryforward of $15,350,862 available, to the extent provided in regulations, to offset future capital gains, if any, of which $3,347,001 and $12,003,861 expire on April 30, 2008 and April 30, 2009.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 2000 through April 30, 2001, the fund incurred net capital losses of approximately $677,000 and intends to defer and treat such losses as arising in the fiscal year ended April 30, 2002.

F. DEFERRED ORGANIZATION COSTS
Certain costs incurred in the organization and registration of the fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

H. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I. SECURITIES LENDING
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At October 31, 2001, the value of the securities loaned and the value of collateral were $5,141,768 and $5,268,322 ($5,166,022 of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio and $102,300 in U.S. government obligations), respectively. During the six months ended October 31, 2001, income from securities lending amounted to $9,056 and is included in interest income.

J. FUTURES CONTRACTS
The fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the fund deposits with the selling broker sufficient cash or U.S. government securities to meet the minimum "initial margin" requirements. Thereafter, the fund receives from or pays to the broker cash or U.S. government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

K. CHANGE IN ACCOUNTING PRINCIPLE
Effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium and discount on all fixed income securities. Prior to May 1, 2001, the fund did not amortize premiums on fixed income securities. The cumulative effect of this accounting change had no impact on the fund's total net assets, but resulted in a $152,645 reduction in cost of securities and a $152,645 decrease in undistributed net investment income, based on securities held by the fund on May 1, 2001.

The effect of this change for the six months ended October 31, 2001 was to decrease net investment income by $44,963, increase net unrealized depreciation by $20,152 and decrease net realized losses by $65,115. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the fund's average daily net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended October 31, 2001, the fees pursuant to such agreement amounted to $235,699.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect, wholly-owned subsidiary of MetLife, provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended October 31, 2001, the amount of such expenses was $28,435.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the six months ended October 31, 2001 the fund's transfer agent fees were reduced by $6,044 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $4,150 during the six months ended October 31, 2001.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among the State Street Research funds. During the six months ended October 31, 2001, the amount of such expenses was $45,392.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the fund. During the period ended October 31, 2001, the amount of such expenses assumed by the Distributor and its affiliates was $120,992.

NOTE 4

For the six months ended October 31, 2001, purchases and sales of securities, exclusive of short-term obligations, aggregated $45,889,813 and $45,222,204, (including $16,544,644 and $18,868,922 of U.S. Government securities), respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the fund will pay annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares and 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended October 31, 2001, fees pursuant to such plans amounted to $33,419, $39,456, $99,038 and $19,178 for Class A, Class B(1), Class B and Class C shares, respectively. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of October 31, 2001, there were $87,232, $195,808, and $685,366 for Class A, Class B, Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, Inc. earned initial sales charges aggregating $3,634 and $17,783, respectively, on sales of Class A shares of the fund during the six months ended October 31, 2001, and that MetLife Securities, Inc. earned commissions aggregating $22,963 on sales of Class B(1) shares, and that the Distributor collected contingent deferred sales charges aggregating $14,244, $40,069 and $265 on redemptions of Class B(1), Class B and Class C shares, respectively, during the period.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $0.001 par value per share. At October 31, 2001, MetLife owned 835,085 Class A shares, 72,359 Class B(1) shares and 1,176,759 Class S shares of the fund.

These transactions break down by share class as follows:

                                                                               SIX MONTHS ENDED
                                                YEAR ENDED                     OCTOBER 31, 2001
                                              APRIL 30, 2001                      (UNAUDITED)
                                    ----------------------------------  ------------------------------
CLASS A                                 SHARES            AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ......................       2,489,799        $14,715,761        784,496        $4,384,937
Issued upon reinvestment of
  dividends ......................         186,946          1,096,313         71,651           400,513
Shares redeemed ..................      (3,236,562)       (19,181,469)      (888,822)       (4,972,070)
                                        ----------        -----------       --------        ----------
Net decrease .....................        (559,817)      ($ 3,369,395)       (32,675)      ($  186,620)
                                        ==========        ===========       ========        ==========

CLASS B(1)                              SHARES            AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ......................         432,389        $ 2,531,918        241,029        $1,342,477
Issued upon reinvestment of
  dividends ......................          63,071            368,202         24,851           138,459
Shares redeemed ..................        (325,024)        (1,901,120)      (165,228)         (921,704)
                                        ----------        -----------       --------        ----------
Net increase .....................         170,436        $   999,000        100,652        $  559,232
                                        ==========        ===========       ========        ==========

CLASS B                                 SHARES            AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ......................         213,814        $ 1,245,344         89,996        $  502,829
Issued upon reinvestment of
  dividends ......................         186,808          1,094,168         60,624           337,699
Shares redeemed ..................      (1,513,217)        (8,896,998)      (557,547)       (3,107,514)
                                        ----------        -----------       --------        ----------
Net decrease .....................      (1,112,595)      ($ 6,557,486)      (406,927)      ($2,266,986)
                                        ==========        ===========       ========        ==========

CLASS C                                 SHARES            AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ......................         114,171        $   660,027         14,706        $   81,750
Issued upon reinvestment of
  dividends ......................          44,495            260,850          6,727            37,410
Shares redeemed ..................        (625,811)        (3,681,603)      (188,524)       (1,048,613)
                                        ----------        -----------       --------        ----------
Net decrease .....................        (467,145)      ($ 2,760,726)      (167,091)      ($  929,453)
                                        ==========        ===========       ========        ==========

CLASS S                                 SHARES            AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ......................          79,089        $   482,687         30,064        $  167,358
Issued upon reinvestment of
  dividends ......................          29,298            171,484         12,731            71,119
Shares redeemed ..................         (33,472)          (198,647)       (12,685)          (70,767)
                                        ----------        -----------       --------        ----------
Net increase .....................          74,915        $   455,524         30,110        $  167,710
                                        ==========        ===========       ========        ==========

STATE STREET RESEARCH STRATEGIC INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                              CLASS A
                                 --------------------------------------------------------------------------------------------------
                                      AUGUST 30, 1996
                                      (COMMENCEMENT OF                    YEARS ENDED APRIL 30                   SIX MONTHS ENDED
                                       OPERATIONS) TO      ---------------------------------------------------   OCTOBER 31, 2001
                                     APRIL 30, 1997(a)         1998(a)      1999(a)      2000(a)      2001(a)    (UNAUDITED)(a)(f)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                              7.00                7.06         7.33         6.88         6.25              5.56
                                         -----               -----        -----        -----        -----             -----
  Net investment income ($)*              0.38                0.55         0.52         0.47         0.42              0.17
  Net realized and unrealized gain
    (loss) on investments, foreign
    currency, forward contracts and
    futures contracts ($)                 0.01                0.38        (0.30)       (0.62)       (0.67)             0.12
                                         -----               -----        -----        -----        -----             -----
TOTAL FROM INVESTMENT OPERATIONS ($)      0.39                0.93         0.22        (0.15)       (0.25)             0.29
                                         -----               -----        -----        -----        -----             -----
  Dividends from net investment
    income ($)                           (0.31)              (0.55)       (0.56)       (0.48)       (0.44)            (0.17)
  Distributions from capital gains ($)   (0.02)              (0.11)       (0.11)          --           --                --
                                         -----               -----        -----        -----        -----             -----
TOTAL DISTRIBUTIONS ($)                  (0.33)              (0.66)       (0.67)       (0.48)       (0.44)            (0.17)
                                         -----               -----        -----        -----        -----             -----
NET ASSET VALUE, END OF PERIOD ($)        7.06                7.33         6.88         6.25         5.56              5.68
                                         =====               =====        =====        =====        =====             =====
Total return (%)(b)                       5.60 (d)           13.70         3.10        (2.16)       (4.01)             5.21 (d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($
  thousands)                            36,110              41,348       36,227       28,234       22,001            22,275
Expense ratio (%)*                        1.35 (e)            1.35         1.36         1.59         1.92              1.56 (e)
Expense ratio after expense
  reductions (%)*                         1.35 (e)            1.35         1.35         1.58         1.90              1.54 (e)
Ratio of net investment income to
  average net assets (%)*                 7.30 (e)            7.51         7.36         7.30         7.07              6.14 (e)
Portfolio turnover rate (%)             110.37              179.82       169.92       164.29       132.15             74.72

* Reflects voluntary reduction of
  expenses of these amounts (%)           0.17(e)             0.11         0.08           --           --              0.38(e)

                                                                                 CLASS B(1)
                                               -------------------------------------------------------------------------------
                                                              YEARS ENDED APRIL 30                      SIX MONTHS ENDED
                                               --------------------------------------------------       OCTOBER 31, 2001
                                                     1999(a)(c)       2000(a)          2001(a)          (UNAUDITED)(a)(f)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)             6.91             6.87             6.23                  5.54
                                                     ----             ----             ----                  ----
  Net investment income ($)*                         0.12             0.43             0.37                  0.15
  Net realized and unrealized gain
    (loss) on investments, foreign
    currency, forward contracts and
    futures contracts ($)                            0.00            (0.64)           (0.66)                 0.12
                                                     ----             ----             ----                  ----
TOTAL FROM INVESTMENT OPERATIONS ($)                 0.12            (0.21)           (0.29)                 0.27
                                                     ----             ----             ----                  ----
  Dividends from net investment
    income ($)                                      (0.16)           (0.43)           (0.40)                (0.15)
                                                     ----             ----             ----                  ----
TOTAL DISTRIBUTIONS ($)                             (0.16)           (0.43)           (0.40)                (0.15)
                                                     ----             ----             ----                  ----
NET ASSET VALUE, END OF PERIOD ($)                   6.87             6.23             5.54                  5.66
                                                     ====             ====             ====                  ====
Total return (%)(b)                                  1.71(d)         (3.04)           (4.69)                 4.86(d)

RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period ($
   thousands)                                       3,726            7,303            7,439                 8,160
 Expense ratio (%)*                                  2.11(e)          2.34             2.62                  2.26(e)
 Expense ratio after expense
  reductions (%)                                     2.10(e)          2.33             2.60                  2.24(e)
 Ratio of net investment income to
   average net assets (%)*                           6.54(e)          6.60             6.36                  5.44(e)
 Portfolio turnover rate (%)                       169.92           164.29           132.15                 74.72

* Reflects voluntary reduction of
  expenses of these amounts (%)                      0.08             --               --                    0.38(e)
-----------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.
(f) Effective May 1, 2001, the fund had adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing premium and discount on all fixed income securities. The effect of this change for the six months ended October 31, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized loss per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.14%. The financial highlights for periods prior to May 1, 2001 have not been restated for this change in policy.

STATE STREET RESEARCH STRATEGIC INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                                              CLASS B
                                 --------------------------------------------------------------------------------------------------
                                      AUGUST 30, 1996
                                      (COMMENCEMENT OF                    YEARS ENDED APRIL 30                   SIX MONTHS ENDED
                                       OPERATIONS) TO      ---------------------------------------------------   OCTOBER 31, 2001
                                     APRIL 30, 1997(a)         1998(a)      1999(a)      2000(a)      2001(a)    (UNAUDITED)(a)(f)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                              7.00                7.05         7.31         6.87         6.24              5.55
                                          ----                ----         ----         ----         ----              ----
  Net investment income ($)*              0.31                0.49         0.47         0.43         0.38              0.15
  Net realized and unrealized gain
    (loss) on investments, foreign
    currency, forward contracts and
    futures contracts ($)                 0.04                0.38        (0.30)       (0.63)       (0.67)             0.11
                                          ----                ----         ----         ----         ----              ----
TOTAL FROM INVESTMENT OPERATIONS ($)      0.35                0.87         0.17        (0.20)       (0.29)             0.26
                                          ----                ----         ----         ----         ----              ----
  Dividends from net investment
    income ($)                           (0.28)              (0.50)       (0.50)       (0.43)       (0.40)            (0.15)
  Distributions from capital gains ($)   (0.02)              (0.11)       (0.11)          --           --                --
                                          ----                ----         ----         ----         ----              ----
TOTAL DISTRIBUTIONS ($)                  (0.30)              (0.61)       (0.61)       (0.43)       (0.40)            (0.15)
                                          ----                ----         ----         ----         ----              ----
NET ASSET VALUE, END OF PERIOD ($)        7.05                7.31         6.87         6.24         5.55              5.66
                                          ====                ====         ====         ====         ====              ====
Total return (%)(b)                       4.96 (d)           12.74         2.49        (2.89)       (4.67)             4.67 (d)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period ($
  thousands)                            19,678              37,432       44,110       30,417       20,877            19,000

Expense ratio (%)*                        2.10 (e)            2.10         2.11         2.34         2.62              2.26 (e)

Expense ratio after expense
  reductions (%)*                         2.10 (e)            2.10         2.10         2.33         2.60              2.24 (e)

Ratio of net investment income to
  average net assets (%)*                 6.73 (e)            6.77         6.63         6.54         6.39              5.45 (e)

Portfolio turnover rate (%)             110.37              179.82       169.92       164.29       132.15             74.72

*Reflects voluntary reduction of
  expenses of these amounts (%)           0.17(e)             0.11         0.08           --           --              0.38(e)

                                                                              CLASS C
                                 --------------------------------------------------------------------------------------------------
                                      AUGUST 30, 1996
                                      (COMMENCEMENT OF                    YEARS ENDED APRIL 30                   SIX MONTHS ENDED
                                       OPERATIONS) TO      ---------------------------------------------------   OCTOBER 31, 2001
                                    APRIL 30, 1997(a)(f)       1998(a)      1999(a)      2000(a)      2001(a)    (UNAUDITED)(a)(f)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                              7.00                7.05         7.31         6.87         6.24              5.55
                                          ----                ----         ----         ----         ----              ----
  Net investment income ($)*              0.32                0.49         0.46         0.43         0.38              0.15
  Net realized and unrealized gain
    (loss) on investments, foreign
    currency, forward contracts and
    futures contracts ($)                 0.03                0.38        (0.29)       (0.63)       (0.67)             0.11
                                          ----                ----         ----         ----         ----              ----
TOTAL FROM INVESTMENT OPERATIONS ($)      0.35                0.87         0.17        (0.20)       (0.29)             0.26
                                          ----                ----         ----         ----         ----              ----
  Dividends from net investment
    income ($)                           (0.28)              (0.50)       (0.50)       (0.43)       (0.40)            (0.15)
  Distributions from capital gains ($)   (0.02)              (0.11)       (0.11)          --           --                --
                                          ----                ----         ----         ----         ----              ----
TOTAL DISTRIBUTIONS ($)                  (0.30)              (0.61)       (0.61)       (0.43)       (0.40)            (0.15)
                                          ----                ----         ----         ----         ----              ----
NET ASSET VALUE, END OF PERIOD ($)        7.05                7.31         6.87         6.24         5.55              5.66
                                          ====                ====         ====         ====         ====              ====
Total return (%)(b)                       4.96 (d)           12.74         2.49        (2.89)       (4.67)             4.67 (d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($
  thousands)                             8,590              13,243       15,949        7,887        4,422             3,567
Expense ratio (%)*                        2.10 (e)            2.10         2.11         2.34         2.62              2.26 (e)
Expense ratio after expense
  reductions (%)*                         2.10 (e)            2.10         2.10         2.33         2.60              2.24 (e)
Ratio of net investment income to
  average net assets (%)*                 6.67 (e)            6.77         6.62         6.52         6.42              5.47 (e)
Portfolio turnover rate (%)             110.37              179.82       169.92       164.29       132.15             74.72

* Reflects voluntary reduction of
  expenses of these amounts (%)           0.17(e)             0.11         0.08           --           --              0.38(e)
-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charge. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.
(f) Effective May 1, 2001, the fund had adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing premium and discount on all fixed income securities. The effect of this change for the six months ended October 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized loss per share by $.01, and decrease the ratio of net investment income to average net assets by 0.14%. The financial highlights for periods prior to May 1, 2001 have not been restated for this change in policy.

STATE STREET RESEARCH STRATEGIC INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                              CLASS S
                                 --------------------------------------------------------------------------------------------------
                                      AUGUST 30, 1996
                                      (COMMENCEMENT OF                    YEARS ENDED APRIL 30                   SIX MONTHS ENDED
                                       OPERATIONS) TO      ---------------------------------------------------   OCTOBER 31, 2001
                                    APRIL 30, 1997(a)(f)       1998(a)      1999(a)      2000(a)      2001(a)    (UNAUDITED)(a)(f)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD ($)                                7.00                7.06         7.33         6.89         6.25              5.56
                                          ----                ----         ----         ----         ----              ----
  Net investment income ($)*              0.39                0.57         0.54         0.49         0.43              0.18

  Net realized and unrealized gain
    (loss) on investments, foreign
    currency, forward contracts and
    futures contracts ($)                 0.02                0.38        (0.30)       (0.63)       (0.66)             0.10
                                          ----                ----         ----         ----         ----              ----
TOTAL FROM INVESTMENT OPERATIONS ($)      0.41                0.95         0.24        (0.14)       (0.23)             0.28
                                          ----                ----         ----         ----         ----              ----
  Dividends from net investment
    income ($)                           (0.33)              (0.57)       (0.57)       (0.50)       (0.46)            (0.17)
  Distributions from capital gains ($)   (0.02)              (0.11)       (0.11)          --           --                --
                                          ----                ----         ----         ----         ----              ----
TOTAL DISTRIBUTIONS ($)                  (0.35)              (0.68)       (0.68)       (0.50)       (0.46)            (0.17)
                                          ----                ----         ----         ----         ----              ----
NET ASSET VALUE, END OF PERIOD ($)        7.06                7.33         6.89         6.25         5.56              5.67
                                          ====                ====         ====         ====         ====              ====
Total return (%)(b)                       5.76 (d)           13.99         3.51        (2.06)       (3.72)             5.19 (d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($
  thousands)                            10,908              11,675       11,679        9,437        8,808             9,159
Expense ratio (%)*                        1.10 (e)            1.10         1.11         1.34         1.62              1.26 (e)
Expense ratio after expense
  reductions (%)*                         1.10 (e)            1.10         1.10         1.33         1.60              1.24 (e)
Ratio of net investment income to
  average net assets (%)*                 7.51 (e)            7.74         7.62         7.55         7.37              6.44 (e)
Portfolio turnover rate (%)             110.37              179.82       169.92       164.29       132.15             74.72

* Reflects voluntary reduction of
  expenses of these amounts (%)           0.17(e)             0.11         0.08           --           --              0.38(e)
-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.
(f) Effective May 1, 2001, the fund had adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing premium and discount on all fixed income securities. The effect of this change for the six months ended October 31, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized loss per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.14%. The financial highlights for periods prior to May 1, 2001 have not been restated for this change in policy.

STATE STREET RESEARCH STRATEGIC INCOME FUND
------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH SECURITIES TRUST
------------------------------------------------------------------------------------------------------------------
FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RICHARD S. DAVIS                      RICHARD S. DAVIS
STRATEGIC INCOME FUND                      Chairman of the Board,                Chairman of the Board, President
One Financial Center                       President and Chief                   and Chief Executive Officer,
Boston, MA 02111                           Executive Officer                     State Street Research &
                                                                                 Management Company
INVESTMENT ADVISER                         MAUREEN DEPP
State Street Research &                    Vice President                        BRUCE R. BOND
Management Company                                                               Former Chairman of the Board,
One Financial Center                       DONALD G. DEVEUVE                     Chief Executive Officer and
Boston, MA 02111                           Vice President                        President, PictureTel Corporation

DISTRIBUTOR                                ROSALINA FELICIANO                    STEVE A. GARBAN
State Street Research                      Vice President                        Former Senior Vice President
Investment Services, Inc.                                                        for Finance and Operations and
One Financial Center                       JOHN H. KALLIS                        Treasurer, The Pennsylvania
Boston, MA 02111                           Vice President                        State University

SHAREHOLDER SERVICES                       JOHN S. LOMBARDO                      DEAN O. MORTON
State Street Research                      Vice President                        Former Executive Vice
Service Center                                                                   President,  Chief Operating
P.O. Box 8408                              MARK A. MARINELLA                     Officer and Director,
Boston, MA 02266-8408                      Vice President                        Hewlett-Packard Company
1-87-SSR-FUNDS (1-877-773-8637)
                                           JAMES M. WEISS                        SUSAN M. PHILLIPS
CUSTODIAN                                  Vice President                        Dean, School of Business
State Street Bank and                                                            and Public Management,
Trust Company                              ELIZABETH MCCOMBS WESTVOLD            George Washington University;
225 Franklin Street                        Vice President                        former Member of the Board
Boston, MA 02110                                                                 of Governors of the Federal
                                           KENNARD WOODWORTH, JR.                Reserve System and Chairman
LEGAL COUNSEL                              Vice President                        and Commissioner of the
Goodwin Procter LLP                                                              Commodity Futures Trading
Exchange Place                             PETER A. ZUGER                        Commission
Boston, MA 02109                           Vice President
                                                                                 TOBY ROSENBLATT
                                           DOUGLAS A. ROMICH                     President, Founders Investments Ltd.
                                           Treasurer
                                                                                 MICHAEL S. SCOTT MORTON
                                           EDWARD T. GALLIVAN, JR.               Jay W. Forrester Professor of
                                           Assistant Treasurer                   Management, Sloan School of
                                                                                 Management, Massachusetts
                                           FRANCIS J. MCNAMARA, III              Institute of Technology
                                           Secretary and General Counsel

                                           DARMAN A. WING
                                           Assistant Secretary and
                                           Assistant General Counsel

                                           SUSAN E. BREEN
                                           Assistant Secretary

                                           AMY L. SIMMONS
                                           Assistant Secretary

STATE STREET RESEARCH STRATEGIC INCOME FUND                  -----------------
One Financial Center                                             PRSRT STD
Boston, MA 02111-2690                                              AUTO
                                                             U.S. POSTAGE PAID
                                                               HOLLISTON, MA
                                                                 PERMIT #20
                                                             -----------------


QUESTIONS? COMMENTS?

E-MAIL us at:
    info@ssrfunds.com

VISIT us on the Internet at:
    www.ssrfunds.com

CALL us at 1-87-SSR-FUNDS (1-877-773-8637)
    Hearing-impaired 1-800-676-7876
    Chinese and Spanish-speaking 1-888-638-3193

WRITE us at:
    State Street Research
    Service Center
    P.O. Box 8408
    Boston, MA 02266-8408

[Logo] STATE STREET RESEARCH

(C)2001 State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111-2690

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Strategic Income Fund prospectus. When used after December 31, 2001, this report must be accompanied by a Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp 1202)SSR-LD                                   SI-2854-1201

[LOGO] STATE STREET RESEARCH

Large-Cap Analyst Fund
--------------------------------------------------------------------------------
               [GRAPHIC]
               Semiannual Report to Shareholders
               October 31, 2001
In This Report
                                Investment
                                  Update

                                   [GRAPHIC]

                                      plus
                                        The Fund at a Glance
                                        Fund Portfolio and Financials

   Contents

2  6 Month Review
   A look at the fund and its market
   environment over the past 6 months

4  The Fund in Detail
   Portfolio holdings, financials and notes

>From the Chairman

We at State
Street Research
are saddened by the tragedy that struck our nation on September 11, 2001. Our sympathies and prayers go out to all who have been affected.

[Photo of Richard S. Davis]
Richard S. Davis

In the months ahead, we hope you will join us as Americans--and as investors--to demonstrate support of the free market system that has helped so many people from different backgrounds to achieve their dreams. Although our political and military strength may be tested, we believe that America is equal to the task of bringing the perpetrators to justice and revitalizing our economy.

We urge you to stay the course of your investment plan in the difficult months ahead. You can count on our continued commitment to sound investing decisions backed by the research that is as much a part of our philosophy as it is a part of our name.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman
October 31, 2001

[GRAPHIC]

6 Month Review

                            How State Street Research
                        Large-Cap Analyst Fund Performed

In a challenging environment for the U.S. stock market, State Street Research Large-Cap Analyst Fund returned -14.46% for the 6-month period ended October 31, 2001.(1) That was slightly better than the Russell 1000(R) Index, which returned -14.85% over the same period.(2) The fund also outperformed the Lipper Large-Cap Core Funds Average, which returned -15.20% for the period.(3)

Reasons for the Fund's Performance

Growth stocks continued to struggle as the economy weakened, then accelerated their retreat after the terrorist attacks on September 11.

Disappointing results from the technology, financial services, auto and transportation and integrated oils areas detracted from the fund's performance. The fund was also hurt by its lack of emphasis in certain high-quality large-cap pharmaceutical companies, such as Bristol-Myers Squibb and Merck, which continued to appreciate beyond our expectations. Our investments in the consumer staples, consumer discretionary, other energy and producer durable sectors aided performance.

Changes in the Portfolio

Early in the period, we sold our position in Anadarko Petroleum on concerns regarding the buildup of natural gas inventories. In response to the events of September 11, we cut our position in semiconductor stocks to initiate positions in PC hardware names such as Dell, which we believe have the potential to lead a technology rebound. In addition, we trimmed consumer discretionary holdings that outperformed in order to take advantage of attractive opportunities in Wal-Mart and Home Depot, whose prices had declined. [_]

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Class A Shares(1)

      -14.46% [DOWN ARROW]

"We cut back on semiconductor stocks to initiate positions in PC hardware stocks, which have the potential to lead a technology rebound."

[Photo of Maureen Depp]
Maureen Depp
Portfolio Manager,
State Street Research
Large-Cap Analyst Fund

Russell 1000
Index (2)

      -14.85% [DOWN ARROW]


2  State Street Research Large-Cap Analyst Fund

[GRAPHIC] The Fund at a Glance as of 10/31/01

State Street Research Large-Cap Analyst Fund is a growth fund emphasizing stock selection within a defined sector mix.

                         Total Net Assets: $52.8 million
--------------------------------------------------------------------------------
Hits & Misses

[GRAPHIC]
XL Capital

Improved pricing in the insurance industry translated into strong gains for XL Capital, a worldwide liability insurance and reinsurance underwriter.

[GRAPHIC]
Bank of New York

A leading retail and corporate bank in suburban New York, Bank of New York was punished by slowing revenue growth and the September 11 terrorist attacks. Although we reduced our position in the stock, we still believe it has potential to outperform.

Top 10 Holdings

         Issuer/Security                % of fund assets

 1       Exxon Mobil                                2.9%
 2       General Electric                           2.8%
 3       Pfizer                                     2.5%
 4       Intel                                      2.4%
 5       Citigroup                                  2.4%
 6       Microsoft                                  2.2%
 7       Pharmacia                                  2.1%
 8       Federal Home Loan Mortgage                 2.0%
 9       Procter & Gamble                           2.0%
10       Wells Fargo                                1.9%

         Total                                     23.2%

See page 7 for more detail.

Performance

Fund average annual total return as of 10/31/01(4, 6)
(does not reflect sales charge)

                                       Life of Fund
Share Class           1 Year    3 Years  (3/11/98)
---------------------------------------------------
Class A               -25.05%    4.81%     3.30%
---------------------------------------------------
Class B(1)            -25.54%    4.01%     2.54%
---------------------------------------------------
Class B               -25.52%    4.04%     2.56%
---------------------------------------------------
Class C               -25.52%    4.03%     2.56%
---------------------------------------------------
Class S               -24.81%    5.07%     3.58%
---------------------------------------------------

Fund average annual total return as of 9/30/01(4, 5, 6)
(at maximum applicable sales charge)

                                       Life of Fund
Share Class           1 Year    3 Years  (3/11/98)
---------------------------------------------------
Class A              -33.46%     4.42%     0.44%
---------------------------------------------------
Class B(1)           -33.32%     4.84%     0.56%
---------------------------------------------------
Class B              -33.29%     4.87%     0.58%
---------------------------------------------------
Class C              -30.60%     5.73%     1.36%
---------------------------------------------------
Class S              -29.25%     6.78%     2.38%
---------------------------------------------------

--------------------------------------------------------------------------------
Top 5 Industries

% of fund assets

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

April 30, 2001
Drugs & Biotechnology                           13.9%
Multi-Sector                                     7.3%
Computer Software                                6.6%
Banks and Savings & Loan                         5.9%
Insurance                                        5.4%

October 31, 2001
Drugs & Biotechnology                           14.9%
Miscellaneous Financial                          7.3%
Insurance                                        6.2%
Telecommunications                               5.1%
Computer Software                                4.9%

--------------------------------------------------------------------------------
Ticker Symbols
State Street Research Large-Cap Analyst Fund
Class A: SGASX  Class B(1): SGLPX*  Class B: SGBLX*  Class C: SGCLX*
Class S: SSANX*

--------------------------------------------------------------------------------

(1) Does not reflect sales charge.

(2) The Russell 1000(R) Index is an index of the 1,000 largest publicly traded U.S. companies. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.

(3) The Lipper Large-Cap Core Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.

(4) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Returns for class B(1) reflects class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

(5) Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B or B(1), or 1% Class C share contingent deferred sales charge where applicable.

(6) Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

*   Proposed.

[GRAPHIC]
The Fund in Detail

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the past six months leading up to the report date, and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

[GRAPHIC]

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 7 to 18 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4  State Street Research Large-Cap Analyst Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Large-Cap Analyst Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Securities Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

  o The board of trustees oversees the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities.

  o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities and receives the management fee as compensation.

  o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

  o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests at least 65% of its total assets in stocks and convertible securities of companies in the Russell 1000(R) Index (an index of the 1,000 largest publicly traded U.S. companies) and of other U.S. and foreign companies of comparable size.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase and shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.

            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

  o Listed securities - The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

  o Over-the-counter securities - The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

  o Securities maturing within sixty days - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

  o Interest - The fund accrues interest daily as it earns it.

  o Cash dividends - The fund accrues these on the ex-dividend date.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in theses transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The fund distributes its earnings on the following schedule:

  o Dividends from net investment income - The fund ordinarily declares and pays these annually, if any, and may make an additional distribution if tax regulations make it necessary.

  o Net realized capital gains - The fund distributes these annually, if any, and may make an additional distribution if tax regulations make it necessary.

If the fund has no earnings to distribute, it won't make a distribution.

The fund does not intend to pay federal income tax. This is because it has elected to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

  o Expenses attributed to the fund - The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

  o Expenses attributed to the trust of which the fund is a series - These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities and income and expenses. Actual results could differ from those estimates.

The text and notes are an integral part of the financial statements.

6  State Street Research Large-Cap Analyst Fund

Portfolio Holdings
--------------------------------------------------------------------------------
October 31, 2001 (unaudited)

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*   Denotes a security which has not paid a dividend during the last year.

o Denotes an American Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.
--------------------------------------------------------------------------------

     Issuer                                            Shares         Value
     ---------------------------------------------------------------------------

     Common Stocks  94.8% of net assets

     Automobiles & Transportation
     0.9% of net assets
     ---------------------------------------------------------------------------

     Tires & Rubber 0.9%
     Goodyear Tire & Rubber Co.                         25,100       $467,613
                                                                  -----------
     Total Automobiles & Transportation                               467,613
                                                                  -----------

     Consumer Discretionary  11.8% of net assets
     ---------------------------------------------------------------------------

     Advertising Agencies 0.6%
     Omnicom Group Inc.                                  3,900        299,442
                                                                  -----------

     Casinos/Gambling, Hotel/Motel 1.4%
     International Game Technology Inc.*                15,000        765,750
                                                                  -----------

     Communications, Media & Entertainment 4.0%
     AOL Time Warner Inc.*                              29,200        911,332
     General Motors Corp. Cl. H*                        26,300        361,625
     USA Networks Inc.*                                 10,900        200,996
     Univision Communications Inc. Cl. A*               10,000        250,000
     Viacom Inc. Cl. B*                                 11,100        405,261
                                                                  -----------
                                                                    2,129,214
                                                                  -----------

     Consumer Products 0.8%
     Avon Products Inc.                                  9,100        426,153
                                                                  -----------

     Printing & Publishing 0.4%
     News Corp. Ltd.o                                    7,800        214,656
                                                                  -----------

     Restaurants 0.6%
     Darden Restaurants Inc.                             9,500        304,190
                                                                  -----------

     Retail 4.0%
     Home Depot Inc.                                    15,500        592,565
     Kohl's Corp.*                                       5,400        300,294
     Target Corp.                                       11,100        345,765
     Wal-Mart Stores, Inc.                              16,900        868,660
                                                                  -----------
                                                                    2,107,284
                                                                  -----------
     Total Consumer Discretionary                                   6,246,689

     Consumer Staples  7.0% of net assets
     ---------------------------------------------------------------------------

     Beverages 3.4%
     Anheuser-Busch Companies, Inc.                      7,200        299,952
     Coca-Cola Co.                                      11,800        564,984
     PepsiCo Inc.                                       19,000        925,490
                                                                  -----------
                                                                    1,790,426
                                                                  -----------

            The text and notes are an integral part of the financial statements.

Portfolio Holdings CONTINUED
--------------------------------------------------------------------------------
October 31, 2001

     Issuer                                            Shares         Value
     ---------------------------------------------------------------------------

     Foods 0.6%
     Kraft Foods Inc. Cl. A                             10,000       $337,500
                                                                  -----------

     Household Products 2.0%
(9)  Procter & Gamble Co.                               14,500      1,069,810
                                                                  -----------

     Tobacco 1.0%
     Philip Morris Companies, Inc.                      11,000        514,800
                                                                  -----------
     Total Consumer Staples                                         3,712,536
                                                                  -----------

     Financial Services  19.0% of net assets
     ---------------------------------------------------------------------------

     Banks and Savings & Loan 3.5%
     Bank of New York Company, Inc.                      8,100        275,481
     J.P. Morgan Chase & Co.                            15,570        550,555
(10) Wells Fargo & Co.                                  26,000      1,027,000
                                                                  -----------
                                                                    1,853,036
                                                                  -----------

     Financial Data Processing Services & Systems 0.7%
     First Data Corp.                                    5,400        364,878
                                                                  -----------

     Insurance 6.2%
     ACE Limited                                        27,100        955,275
     Hartford Financial Services Group, Inc.            11,200        604,800
     Saint Paul Companies, Inc.                         18,100        830,790
     XL Capital Ltd. Cl. A                              10,053        873,204
                                                                  -----------
                                                                    3,264,069
                                                                  -----------

     Miscellaneous Financial 7.3%
     Capital One Financial Corp.                        13,300        549,423
(5)  Citigroup, Inc.                                    27,700      1,260,904
(8)  Federal Home Loan Mortgage Corp.                   15,800      1,071,556
     Merrill Lynch & Company Inc.                       10,100        441,471
     Morgan Stanley Dean Witter & Co.                   10,800        528,336
                                                                  -----------
                                                                    3,851,690
                                                                  -----------

     Securities Brokerage & Services 1.3%
     Lehman Brothers Holdings Inc.                      11,100        693,306
                                                                  -----------
     Total Financial Services                                      10,026,979
                                                                  -----------

     Healthcare  16.0% of net assets
     ---------------------------------------------------------------------------

     Drugs & Biotechnology 14.9%
     Andrx Corp.*                                        9,900       $642,807
     Biogen Inc.*                                       13,700        753,500
     Forest Laboratories Inc.*                          10,100        751,238
     Genzyme Corp.*                                     16,800        906,360
     Johnson & Johnson                                  10,100        584,891
     Mylan Laboratories Inc.                             7,700        283,899
(3)  Pfizer Inc.                                        31,050      1,300,995
(7)  Pharmacia Corp.                                    26,925      1,091,001
     Schering-Plough Corp.                              23,240        864,063
     Sepracor Inc.*                                     14,700        697,368
                                                                  -----------
                                                                    7,876,122
                                                                  -----------

     Hospital Supply 1.1%
     Guidant Corp.*                                     13,400        556,234
                                                                  -----------
     Total Healthcare                                               8,432,356
                                                                  -----------

     Integrated Oils  4.5% of net assets
     ---------------------------------------------------------------------------

     Integrated Domestic 0.8%
     Kerr-McGee Corp.                                    7,400        426,240
                                                                  -----------

     Integrated International 3.7%
     ChevronTexaco Corp.                                 4,600        407,330
(1)  Exxon Mobil Corp.                                  38,600      1,522,770
                                                                    1,930,100
                                                                  -----------
     Total Integrated Oils                                          2,356,340
                                                                  -----------

     Materials & Processing  3.1% of net assets
     ---------------------------------------------------------------------------

     Chemicals 1.6%
     Air Products & Chemicals, Inc.                     10,400        416,416
     Dow Chemical Co.                                   13,800        458,850
                                                                  -----------
                                                                      875,266
                                                                  -----------

     Non-Ferrous Metals 0.6%
     Alcoa Inc.                                         10,000        322,700
                                                                  -----------

     Paper & Forest Products 0.9%
     International Paper Co.                            12,800        458,240
                                                                  -----------
     Total Materials & Processing                                   1,656,206
                                                                  -----------

The text and notes are an integral part of the financial statements.


8  State Street Research Large-Cap Analyst Fund

     Issuer                                            Shares         Value
     ---------------------------------------------------------------------------

     Other 5.6% of net assets
     ---------------------------------------------------------------------------

     Miscellaneous 1.2%
     Standard & Poor's Depositary Receipt                5,900       $624,692
                                                                  -----------

     Multi-Sector 4.4%
(2)  General Electric Co.                               41,000      1,492,810
     Honeywell International Inc.                       11,700        345,735
     Illinois Tool Works Inc.                            8,800        503,360
                                                                  -----------
                                                                    2,341,905
                                                                  -----------
     Total Other                                                    2,966,597
                                                                  -----------

     Other Energy 1.5% of net assets
     ---------------------------------------------------------------------------

     Oil Well Equipment & Services 1.5%
     Baker Hughes Inc.                                  14,800        530,284
     Schlumberger Ltd.                                   5,400        261,468
                                                                  -----------
     Total Other Energy                                               791,752
                                                                  -----------

     Producer Durables 3.1% of net assets
     ---------------------------------------------------------------------------

     Aerospace 1.0%
     United Technologies Corp.                           9,700        522,733
                                                                  -----------

     Machinery 1.1%
     Caterpillar Inc.                                   12,500        559,000
                                                                  -----------

     Miscellaneous Equipment 1.0%
     Danaher Corp.                                       9,650        537,891
                                                                  -----------
     Total Producer Durables                                        1,619,624
                                                                  -----------

     Technology 13.7% of net assets
     ---------------------------------------------------------------------------

     Communications Technology 2.6%
     Cisco Systems Inc.*                                47,500        803,700
     Motorola Inc.                                      19,900        325,763
     Qualcomm Inc.*                                      5,300        260,336
                                                                  -----------
                                                                    1,389,799
                                                                  -----------

     Computer Software 4.9%
     Check Point Software Technologies Ltd.*             8,800        259,776
     i2 Technologies Inc.*                              51,100        233,016
     Intuit, Inc.*                                       7,700        309,694
     Mercury Interactive Corp.*                         11,400        271,548
(6)  Microsoft Corp.*                                   20,400      1,186,260
     Veritas Software Co.*                              11,200        317,856
                                                                  -----------
                                                                    2,578,150
                                                                  -----------

     Computer Technology 2.0%
     Dell Computer Corp.*                               10,700       $256,586
     International Business Machines Corp.               7,400        799,718
                                                                  -----------
                                                                    1,056,304
                                                                  -----------

     Electronics 0.9%
     Flextronics International Ltd.*                    23,200        461,680
                                                                  -----------

     Electronics: Semiconductors/Components 3.3%
(4)  Intel Corp.                                        52,900      1,291,818
     RF Micro Devices Inc.*                             23,500        480,340
                                                                  -----------
                                                                    1,772,158
                                                                  -----------
     Total Technology                                               7,258,091
                                                                  -----------

     Utilities 8.6% of net assets
     ---------------------------------------------------------------------------

     Cable Television & Radio 2.7%
     Comcast Corp. Cl. A*                               20,400        731,136
     Cox Communications Inc. Cl. A*                     18,200        697,060
                                                                  -----------
                                                                    1,428,196
                                                                  -----------

     Electrical 0.8%
     Exelon Corp.                                       10,000        420,700
                                                                  -----------

     Telecommunications 5.1%
     AT&T Wireless Services Inc. *                      28,700        414,428
     SBC Communications Inc.                            22,000        838,420
     Sprint Corp.                                       27,900        558,000
     Sprint PCS Corp.*                                  11,500        256,450
     Verizon Communications Inc.                         7,400        368,594
     Worldcom Inc.*                                     18,050        242,772
                                                                  -----------
                                                                    2,678,664
                                                                  -----------
     Total Utilities                                                4,527,560
                                                                  -----------

     Total Common Stocks                                           50,062,343(1)
                                                                  -----------

--------------------------------------------------------------------------------
(1) The fund paid a total of $49,908,891 for these securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Portfolio Holdings CONTINUED
--------------------------------------------------------------------------------
October 31, 2001

                                            Coupon    Maturity     Amount of
     Issuer                                  Rate       Date       Principal      Value
     ------------------------------------------------------------------------------------
     Commercial Paper  5.5% of net assets
     American Express Credit Corp.           2.58%   11/01/2001     $811,000     $811,000
     American Express Credit Corp.           2.49%   11/02/2001    1,626,000    1,625,888
     Citicorp                                2.45%   11/02/2001      470,000      469,968
                                                                                ---------
     Total Commercial Paper                                                     2,906,856(1)
                                                                                ---------

--------------------------------------------------------------------------------
(1) The fund paid a total of $2,906,856 for these securities.
--------------------------------------------------------------------------------

                                                      % of
                                                    Net Assets
     ---------------------------------------------------------------------------

     Summary of Portfolio Assets

     Total Investments                                   100.3%   $52,969,199(2)
     Cash and Other Assets, Less Liabilities             (0.3%)      (170,570)
                                                   -----------   ------------
     Net Assets                                          100.0%   $52,798,629
                                                   ===========   ============

--------------------------------------------------------------------------------
(2) The fund paid a total of $52,815,747 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.

10  State Street Research Large-Cap Analyst Fund

Federal Income Tax Information

At October 31, 2001, the net unrealized depreciation of investments based on cost for federal income tax purposes of $53,013,178 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there is an excess of value over tax cost                  $5,225,401

Aggregate gross unrealized depreciation for all investments
in which there is an excess of tax cost over value                  (5,269,380)
                                                                 -------------
                                                                      ($43,979)
                                                                 =============

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a 12-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 2000 through April 30, 2001, the fund incurred net capital losses of approximately $1,851,000 and intends to defer and treat such losses as arising in the fiscal year ended April 30, 2002.

            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
October 31, 2001 (unaudited)

This is the fund's balance sheet as of the report date. It shows the fund's assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at value*                                           $52,969,199(1)
Collateral for securities on loan                                  3,371,700
Cash                                                                      96
Dividends and interest receivable                                     33,389
Receivable from Distributor                                           31,813
Receivable for fund shares sold                                       14,814
Deferred organization costs and other assets                          70,290
                                                                ------------
                                                                  56,491,301

Liabilities

Payable for collateral received on securities loaned               3,371,700
Accrued transfer agent and shareholder services                       68,096
Payable for fund shares redeemed                                      38,879
Accrued management fee                                                30,387
Accrued distribution and service fees                                 27,327
Accrued trustees' fees                                                12,898
Accrued administration fee                                             8,274
Other accrued expenses                                               135,111
                                                                ------------
                                                                   3,692,672
                                                                ------------

Net Assets                                                       $52,798,629
                                                                ============

Net Assets consist of:
Unrealized appreciation of investments                              $153,452
Accumulated net realized loss                                     (3,182,677)
                                                                ------------
Paid-in capital                                                   55,827,854
                                                                ------------
                                                                 $52,798,629(2)
                                                                ============

*Includes securities on loan valued at $3,283,801

--------------------------------------------------------------------------------
(1) The fund paid a total of $52,815,747 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2)                 Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class   Net Assets     /     Number of Shares   =   NAV

A       $24,186,039          2,461,726             $9.82*
B(1)     $7,041,814            738,142             $9.54**
B       $13,471,624          1,411,307             $9.55**
C        $2,029,963            212,555             $9.55**
S        $6,069,189            611,543             $9.92

*  Maximum offering price per share = $10.42 ($9.82 / 0.9425)
** Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.

12  State Street Research Large-Cap Analyst Fund

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended October 31, 2001 (unaudited)

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends                                                          $322,425
Interest                                                             35,942(1)
                                                                 -----------
                                                                    358,367

Expenses

Transfer agent and shareholder services                             190,724(2)
Management fee                                                      186,755(3)
Administration fee                                                   57,281(4)
Reports to shareholders                                              47,367
Distribution and service fees - Class A                              36,753(5)
Distribution and service fees - Class B(1)                           39,848(5)
Distribution and service fees - Class B                              79,483(5)
Distribution and service fees - Class C                              11,541(5)
Custodian fee                                                        29,950
Registration fees                                                    24,057
Audit fee                                                            12,384
Amortization of organization costs                                    9,215(6)
Trustees' fees                                                        6,150(7)
Miscellaneous                                                         5,409
                                                                 -----------
                                                                    736,917
Expenses borne by the distributor                                  (270,189)(8)
Fees paid indirectly                                                (11,784)(9)
                                                                 -----------
                                                                    454,944
                                                                 -----------
Net investment loss                                                 (96,577)
                                                                 -----------

Realized and Unrealized Loss
 on Investments

Net realized loss on investments                                 (1,038,821)(10)
Change in unrealized depreciation
 of investments                                                  (7,475,279)
                                                                 -----------
Net loss on investments                                          (8,514,100)
                                                                 -----------
Net decrease in net assets resulting
 from operations                                                ($8,610,677)
                                                                ============

--------------------------------------------------------------------------------
 (1) Includes $4,172 in income from the lending of portfolio securities. As of the report date, the fund had a total of $3,283,801 of securities out on loan and was holding a total of $3,371,700 in collateral (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio) related to those loans.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 (2) Includes a total of $42,662 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 (3) The management fee is 0.65% of fund net assets, annually.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 (4) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 (5) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts.The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of October 31, 2001, there were $111,338 and $336,855 for Class A and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 (6) Organization costs were capitalized and are being amortized straight-line over five years.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 (7) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 (8) Represents the share of expenses that the fund's distributor and its affiliates paid voluntarily.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 (9) Represents transfer agents credits earned from uninvested cash balances.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(10) The fund sold $21,689,447 of securities. During this same period, the fund also bought $21,406,322 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                               Six months ended
                                                Year ended      October 31, 2001
                                              April 30, 2001      (unaudited)
--------------------------------------------------------------------------------

Decrease in Net Assets

Operations:
Net investment loss                              ($381,070)          ($96,577)
Net realized gain (loss)
 on investments                                    870,165         (1,038,821)
Change in unrealized
 depreciation of investments                    (7,094,459)        (7,475,279)
                                               -------------------------------
Net decrease resulting
 from operations                                (6,605,364)        (8,610,677)
                                               -------------------------------
Distribution from capital gains:
 Class A                                        (1,893,312)                --
 Class B(1)                                       (557,888)                --
 Class B                                        (1,448,762)                --
 Class C                                          (282,811)                --
 Class S                                          (528,005)                --
                                               -------------------------------
                                                (4,710,778)                --
                                               -------------------------------
Distribution in excess of capital gains:
 Class A                                           (30,245)                --
 Class B(1)                                         (9,405)                --
 Class B                                           (22,338)                --
 Class C                                            (3,378)                --
 Class S                                            (8,548)                --
                                               -------------------------------
                                                   (73,914)                --
                                               -------------------------------
Net increase from fund share
 transactions                                    3,458,877          2,234,542(1)
                                               -------------------------------
Total decrease in net assets                    (7,931,179)        (6,376,135)
                                               -------------------------------

Net Assets

Beginning of period                             67,105,943         59,174,764
                                               -------------------------------
End of period                                  $59,174,764        $52,798,629
                                               ===============================

The text and notes are an integral part of the financial statements.

14  State Street Research Large-Cap Analyst Fund

--------------------------------------------------------------------------------
(1) These transactions break down by share class as follows:

                                                                                            Six months ended
                                                                Year ended                  October 31, 2001
                                                              April 30, 2001                   (unaudited)
                                                       -----------------------------------------------------------
Class A                                                 Shares           Amount        Shares             Amount
=================================================================================================================
Shares sold                                             513,869        $6,536,450      537,121          $5,419,388*
Issued upon reinvestment of
 distribution from capital gains                        151,739         1,892,944           --                  --
Shares redeemed                                        (485,173)       (6,134,690)    (205,245)         (2,130,583)
                                                       -----------------------------------------------------------
Net increase                                            180,435        $2,294,704      331,876          $3,288,805
                                                       ===========================================================

Class B(1)                                              Shares           Amount        Shares             Amount
=================================================================================================================
Shares sold                                             248,550        $3,090,723       86,308            $918,698**
Issued upon reinvestment of
 distribution from capital gains                         45,760           564,820           --                  --
Shares redeemed                                         (77,706)         (927,304)     (73,347)           (745,471)***
                                                       -----------------------------------------------------------
Net increase                                            216,604        S2,728,239       12,961            $173,227
                                                       ===========================================================

Class B                                                 Shares           Amount        Shares             Amount
=================================================================================================================
Shares sold                                              69,314          $857,959       20,183            $213,343
Issued upon reinvestment of
 distribution from capital gains                        117,430         1,440,962           --                  --
Shares redeemed                                        (241,774)       (2,997,203)    (132,220)         (1,345,855)***
                                                       -----------------------------------------------------------
Net decrease                                            (55,030)        ($698,282)    (112,037)        ($1,132,512)
                                                       ===========================================================

Class C                                                 Shares           Amount        Shares             Amount
=================================================================================================================
Shares sold                                              43,906          $534,091       23,692            $241,430
Issued upon reinvestment of
 distribution from capital gains                         15,191           186,826           --                  --
Shares redeemed                                        (229,288)       (2,935,922)     (41,128)           (442,906)
                                                       -----------------------------------------------------------
Net decrease                                           (170,191)      ($2,215,005)     (17,436)          ($201,476)
                                                       ===========================================================

Class S                                                 Shares           Amount        Shares             Amount
=================================================================================================================
Shares sold                                              65,580          $886,206       10,672            $127,561
Issued upon reinvestment of
 distribution from capital gains                         41,357           522,879           --                  --
Shares redeemed                                          (4,872)          (59,864)      (1,877)            (21,063)
                                                       -----------------------------------------------------------
Net increase                                            102,065        $1,349,221        8,795            $106,498
                                                       ===========================================================

     The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share. MetLife owned 57,310 Class A shares, 51,578 Class B(1) shares, 5,833 Class B shares, 57,406 Class C shares and 515,488 Class S shares of the fund.

* Sales charges collected by the distributor and MetLife were $1,088 and $10,317.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $16,323 for Class B(1), were paid by the distributor, not the fund.

*** Includes $14,416 and $24,699 in deferred sales charges collected by the distributor for Class B(1) and Class B.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance.

                                                                                              Class A
                                                            ========================================================================
                                                               March 11, 1998
                                                              (commencement of          Years ended April 30        Six months ended
                                                                 operations)     ---------------------------------- October 31, 2001
Per-Share Data                                              to April 30, 1998(a)  1999(a)      2000(a)      2001(a)  (unaudited)(a)
====================================================================================================================================
Net asset value, beginning of period ($)                            9.55           9.92        11.73        13.70        11.48
                                                                    ----          -----        -----        -----        -----
   Net investment income (loss) ($)*                                0.01          (0.01)       (0.04)       (0.04)       (0.00)
   Net realized and unrealized gain (loss) on
     investments ($)                                                0.36           1.82         2.20        (1.22)       (1.66)
                                                                    ----          -----        -----        -----        -----
Total from investment operations ($)                                0.37           1.81         2.16        (1.26)       (1.66)
                                                                    ----          -----        -----        -----        -----
   Dividend from net investment income ($)                            --          (0.00)          --           --           --
   Distributions from capital gains ($)                               --             --        (0.19)       (0.95)          --
   Distribution in excess of capital gains ($)                        --             --           --        (0.01)          --
                                                                    ----          -----        -----        -----        -----
Total distributions ($)                                               --          (0.00)       (0.19)       (0.96)          --
                                                                    ----          -----        -----        -----        -----
Net asset value, end of period ($)                                  9.92          11.73        13.70        11.48         9.82
                                                                    ====          =====        =====        =====        =====
Total return (%)(b)                                                 3.87(d)       18.28        18.57        (9.65)      (14.46)(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                          6,132         16,220       26,704       24,452       24,186
Expense ratio (%)*                                                  1.25(e)        1.27         1.27         1.34         1.34(e)
Expense ratio after expense reductions (%)*                         1.25(e)        1.25         1.25         1.30         1.30(e)
Ratio of net investment income (loss) to average net
  assets (%)*                                                       0.45(e)       (0.09)       (0.29)       (0.29)       (0.06)(e)
Portfolio turnover rate (%)                                        13.04         134.16       106.12        84.75        39.51
*Reflects voluntary reduction of expenses of these
   amounts (%)                                                      2.47(e)        0.75         0.61         0.67         0.94(e)

                                                                                                     Class B(1)
                                                                               =====================================================
                                                                                       Years ended April 30         Six months ended
                                                                               -----------------------------------  October 31, 2001
Per-Share Data                                                                 1999(a)(c)     2000(a)      2001(a)  (unaudited)(a)
====================================================================================================================================
Net asset value, beginning of period ($)                                          10.63        11.63        13.46        11.19
                                                                                  -----        -----        -----        -----
   Net investment loss ($)*                                                       (0.03)       (0.13)       (0.12)       (0.04)
   Net realized and unrealized gain (loss) on
     investments ($)                                                               1.03         2.15        (1.19)       (1.61)
                                                                                  -----        -----        -----        -----
Total from investment operations ($)                                               1.00         2.02        (1.31)       (1.65)
                                                                                  -----        -----        -----        -----
   Dividend from net investment income ($)                                        (0.00)          --           --           --
   Distributions from capital gains ($)                                              --        (0.19)       (0.95)          --
   Distribution in excess of capital gains ($)                                       --           --        (0.01)          --
                                                                                  -----        -----        -----        -----
Total distributions ($)                                                           (0.00)       (0.19)       (0.96)          --
                                                                                  -----        -----        -----        -----
Net asset value, end of period ($)                                                11.63        13.46        11.19         9.54
                                                                                  =====        =====        =====        =====
Total return (%)(b)                                                                9.44(d)     17.52       (10.23)      (14.75)(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                                         1,776        6,847        8,113        7,042
Expense ratio (%)*                                                                 2.02(e)      2.02         2.04         2.04(e)
Expense ratio after expense reductions (%)*                                        2.00(e)      2.00         2.00         2.00(e)
Ratio of net investment loss to average net assets (%)*                           (1.01)(e)    (1.05)       (0.99)       (0.75)(e)
Portfolio turnover rate (%)                                                      134.16       106.12        84.75        39.51
*Reflects voluntary reduction of expenses of these
   amounts (%)                                                                     0.75(e)      0.61         0.67         0.94(e)

The text and notes are an integral part of the financial statements.

16  State Street Research Large-Cap Analyst Fund

                                                                                              Class B
                                                            ========================================================================
                                                               March 11, 1998
                                                              (commencement of          Years ended April 30        Six months ended
                                                                 operations)     ---------------------------------- October 31, 2001
Per-Share Data                                              to April 30, 1998(a)  1999(a)      2000(a)      2001(a)  (unaudited)(a)
====================================================================================================================================
Net asset value, beginning of period ($)                            9.55           9.90        11.63        13.47        11.19
                                                                    ----          -----        -----        -----        -----
   Net investment loss ($)*                                        (0.00)         (0.09)       (0.13)       (0.12)       (0.04)
   Net realized and unrealized gain (loss) on
     investments ($)                                                0.35           1.82         2.16        (1.20)       (1.60)
                                                                    ----          -----        -----        -----        -----
Total from investment operations ($)                                0.35           1.73         2.03        (1.32)       (1.64)
                                                                    ----          -----        -----        -----        -----
   Dividend from net investment income ($)                            --          (0.00)          --           --           --
   Distributions from capital gains ($)                               --             --        (0.19)       (0.95)          --
   Distribution in excess of capital gains ($)                        --             --           --        (0.01)          --
                                                                    ----          -----        -----        -----        -----
Total distributions ($)                                               --          (0.00)       (0.19)       (0.96)          --
                                                                    ----          -----        -----        -----        -----
Net asset value, end of period ($)                                  9.90          11.63        13.47        11.19         9.55
                                                                    ====          =====        =====        =====        =====
Total return (%)(b)                                                 3.66(d)       17.50        17.61       (10.30)      (14.66)(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                          5,142         19,300       21,267       17,054       13,472
Expense ratio (%)*                                                  2.00(e)        2.02         2.02         2.04         2.04(e)
Expense ratio after expense reductions (%)*                         2.00(e)        2.00         2.00         2.00         2.00(e)
Ratio of net investment loss to average net
  assets (%)*                                                      (0.31)(e)      (0.84)       (1.04)       (1.00)       (0.75)(e)
Portfolio turnover rate (%)                                        13.04         134.16       106.12        84.75        39.51
*Reflects voluntary reduction of expenses of these
   amounts (%)                                                      2.47(e)        0.75         0.61         0.67         0.94(e)

                                                                                              Class C
                                                            ========================================================================
                                                               March 11, 1998
                                                              (commencement of          Years ended April 30        Six months ended
                                                                 operations)     ---------------------------------- October 31, 2001
Per-Share Data                                              to April 30, 1998(a)  1999(a)      2000(a)      2001(a)  (unaudited)(a)
====================================================================================================================================
Net asset value, beginning of period ($)                            9.55           9.91        11.63        13.48        11.20
                                                                    ----          -----        -----        -----        -----
   Net investment loss ($)*                                        (0.00)         (0.09)       (0.13)       (0.12)       (0.04)
   Net realized and unrealized gain (loss) on
     investments ($)                                                0.36           1.81         2.17        (1.20)       (1.61)
                                                                    ----          -----        -----        -----        -----
Total from investment operations ($)                                0.36           1.72         2.04        (1.32)       (1.65)
                                                                    ----          -----        -----        -----        -----
   Dividend from net investment income ($)                            --          (0.00)          --           --           --
   Distributions from capital gains ($)                               --             --        (0.19)       (0.95)          --
   Distribution in excess of capital gains ($)                        --             --           --        (0.01)          --
                                                                    ----          -----        -----        -----        -----
Total distributions ($)                                               --          (0.00)       (0.19)       (0.96)          --
                                                                    ----          -----        -----        -----        -----
Net asset value, end of period ($)                                  9.91          11.63        13.48        11.20         9.55
                                                                    ====          =====        =====        =====        =====
Total return (%)(b)                                                 3.77(d)       17.36        17.70       (10.28)      (14.73)(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                          1,061          3,667        5,393        2,576        2,030
Expense ratio (%)*                                                  2.00(e)        2.02         2.02         2.04         2.04(e)
Expense ratio after expense reductions (%)*                         2.00(e)        2.00         2.00         2.00         2.00(e)
Ratio of net investment loss to average net
  assets (%)*                                                      (0.13)(e)      (0.85)       (1.08)       (1.00)       (0.74)(e)
Portfolio turnover rate (%)                                        13.04         134.16       106.12        84.75        39.51
*Reflects voluntary reduction of expenses of these
   amounts (%)                                                      2.47(e)        0.75         0.61         0.67         0.94(e)

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.

            The text and notes are an integral part of the financial statements.

Financial Highlights  CONTINUED
--------------------------------------------------------------------------------

                                                                                              Class S
                                                            ========================================================================
                                                               March 11, 1998
                                                              (commencement of          Years ended April 30        Six months ended
                                                                 operations)     ---------------------------------- October 31, 2001
Per-Share Data                                              to April 30, 1998(a)  1999(a)      2000(a)      2001(a)  (unaudited)(a)
====================================================================================================================================
Net asset value, beginning of period ($)                            9.55           9.92        11.76        13.77        11.58
                                                                    ----          -----        -----        -----        -----
   Net investment income (loss) ($)*                                0.02           0.02         0.00         0.00         0.01
   Net realized and unrealized gain (loss) on
     investments ($)                                                0.35           1.82         2.20        (1.23)       (1.67)
                                                                    ----          -----        -----        -----        -----
Total from investment operations ($)                                0.37           1.84         2.20        (1.23)       (1.66)
                                                                    ----          -----        -----        -----        -----
   Dividend from net investment income ($)                            --          (0.00)          --           --           --
   Distributions from capital gains ($)                               --             --        (0.19)       (0.95)          --
   Distribution in excess of capital gains ($)                        --             --           --        (0.01)          --
                                                                    ----          -----        -----        -----        -----
Total distributions ($)                                               --          (0.00)       (0.19)       (0.96)          --
                                                                    ----          -----        -----        -----        -----
Net asset value, end of period ($)                                  9.92          11.76        13.77        11.58         9.92
                                                                    ====          =====        =====        =====        =====
Total return (%)(b)                                                 3.87(d)       18.59        18.87        (9.38)      (14.34)(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                          4,763          5,806        6,895        6,980        6,069
Expense ratio (%)*                                                  1.00(e)        1.02         1.02         1.04         1.04(e)
Expense ratio after expense reductions (%)*                         1.00(e)        1.00         1.00         1.00         1.00(e)
Ratio of net investment income (loss) to average net
  assets (%)*                                                       0.98(e)        0.18        (0.04)        0.01         0.25(e)
Portfolio turnover rate (%)                                        13.04         134.16       106.12        84.75        39.51
*Reflects voluntary reduction of expenses of these
   amounts (%)                                                      2.47(e)        0.75         0.61         0.67         0.94(e)

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.

The text and notes are an integral part of the financial statements.

18  State Street Research Large-Cap Analyst Fund

Board of Trustees

Richard S. Davis
Chairman of the Board,
President and Chief Executive Officer,
State Street Research & Management Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public Management,
George Washington University; former Member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures
Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

[LOGO] STATE STREET RESEARCH                                   -----------------
One Financial Center o Boston, MA 02111-2690                        PRSRT STD
                                                                     AUTO
                                                               U.S. POSTAGE PAID
                                                                 HOLLISTON, MA
                                                                 PERMIT NO. 20
                                                               -----------------

Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[INTERNET]  Internet
            www.ssrfunds.com

[COMPUTER]  E-mail
            info@ssrfunds.com

[PHONE]     Phone
            1-87-SSR-FUNDS (1-877-773-8637), toll-free, 7 days a week, 24 hours a day
            Hearing-impaired: 1-800-676-7876
            Chinese- and Spanish-speaking: 1-888-638-3193

[FAX]       Fax
            1-617-737-9722 (request confirmation number first from the Service Center by calling 1-87-SSR-FUNDS or 1-877-773-8637)

[MAILBOX]   Mail
            State Street Research Service Center
            P.O. Box 8408, Boston, MA 02266-8408

For 24-Hour
Automated Access
to Your Account

[PHONE]  1-87-SSR-FUNDS
         ----------------
         (1-877-773-8637)

www.ssrfunds.com

OverView
---------------------------------------
For more information on the products
and services mentioned in OverView,
our shareholder newsletter, visit our
web site at www.ssrfunds.com

State Street Research
FYI
--------------------------------------------------------------------------------
Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time, to learn more.

---------------------------
           [LOGO]
           DALBAR
   HONORS COMMITMENT TO:
         INVESTORS
            2000
---------------------------
 for Excellence in Service

(1) Distribution is now limited. Please contact State Street Research for more details.

(2) An investment in the State Street Research Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research Large-Cap Analyst Fund prospectus. When used after December 31, 2001, this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

State Street Research
Spectrum of Funds
--------------------------------------------------------------------------------

[GRAPHIC]
AGGRESSIVE

EQUITY FUNDS
------------

Global Resources Fund
Health Sciences Fund
Emerging Growth Fund
Mid-Cap Growth Fund
Concentrated International Fund
Concentrated Growth Fund
Large-Cap Growth Fund
Aurora Fund(1)
Mid-Cap Value Fund
Large-Cap Value Fund
International Equity Fund
Large-Cap Analyst Fund
Investment Trust
Legacy Fund
Strategic Growth & Income Fund

FIXED INCOME FUNDS
------------------

High Income Fund
Strategic Income Fund
Tax-Exempt Fund
Government Income Fund
Money Market Fund(2)

CONSERVATIVE



(C)2001 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

Control Number:(exp1202)SSR-LD                                     LCA-1891-1201

[LOGO] STATE STREET RESEARCH

Legacy Fund
--------------------------------------------------------------------------------
               [GRAPHIC]
               Annual Report to Shareholders
               October 31, 2001
In This Report
                                12 Month Review

                                   [GRAPHIC]

                                      plus
                                        The Fund at a Glance
                                        Fund Portfolio and Financials

   Contents

2  12 Month Review
   A look at the fund and its market
   environment over the past 12 months

4  Performance in Perspective
   The most recent performance in the
   context of the fund's track record

5  The Fund in Detail
   Portfolio holdings, financials and notes

>From the Chairman

We at State
Street Research
are saddened by the tragedy that struck our nation on September 11, 2001. Our sympathies and prayers go out to all who have been affected.

[Photo of Richard S. Davis]
Richard S. Davis

In the months ahead, we hope you will join us as Americans--and as investors--to demonstrate support of the free market system that has helped so many people from different backgrounds to achieve their dreams. Although our political and military strength may be tested, we believe that America is equal to the task of bringing the perpetrators to justice and revitalizing our economy.

We urge you to stay the course of your investment plan in the difficult months ahead. You can count on our continued commitment to sound investing decisions backed by the research that is as much a part of our philosophy as it is a part of our name.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman
October 31, 2001

[GRAPHIC]

12 Month Review   Management's Discussion of Fund Performance Part 1

                           How State Street Research
                             Legacy Fund Performed

In one of the most challenging periods for the U.S. stock market in recent years, State Street Research Legacy Fund returned -29.41% for the 12-month period ended October 31, 2001.(1) That was less than the S&P 500 Index, which returned -24.83% over the same period.(2)

Reasons for the Fund's Performance

Investors turned bearish on growth stocks as the economy weakened early in the year, then accelerated their retreat after the terrorist attacks of September
11. The downdraft in the stock market hurt the portfolio's investments in consumer discretionary and financial stocks, including Veritas, a leader in seismic data acquisition; Hughes Electronics, owner of the largest U.S. satellite broadcaster, DirecTV; and EMC, a world leader in information storage systems and networks. Healthcare names, such as healthcare products maker Johnson & Johnson and biotechnology leader Amgen, were among the best performers. Selected technology holdings also helped results as the sector rebounded somewhat in the second half of the period.

Looking Ahead

We believe that the worst point in the economy has passed, so we have not materially altered the portfolio's positioning.

More Management's Discussion of Fund Performance on pages 4 and 5. [_]

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Class A Shares(1)

      -29.41% [DOWN ARROW]

"We continue to favor healthcare and financial services as a result of their defensive characteristics."

[Photo of Kennard "Pete" Woodworth]
Kennard "Pete" Woodworth
Portfolio Manager,
State Street Research Legacy Fund

S&P 500 Index(2)

      -24.83% [DOWN ARROW]

2  State Street Research Legacy Fund

[GRAPHIC] The Fund at a Glance as of 10/31/01

State Street Research Legacy Fund: A tax-managed approach to investing in stocks for long-term growth.

                         Total Net Assets: $347 million
--------------------------------------------------------------------------------

Hits & Misses

[GRAPHIC]
Johnson & Johnson
One of the world's largest, most diversified healthcare product makers, Johnson & Johnson produced double-digit earnings growth for the year despite the weak economy. This strong performance resulted in double-digit gains for the stock while the S&P 500 Index experienced a double-digit decline.

[GRAPHIC]
CVS
Operational difficulties ranging from inventory control to management issues have hampered the firm's ability to execute its business plan. As a result, we do not expect CVS to achieve the profitability or growth we had projected, so we sold the stock.

Top 10 Holdings

         Issuer/Security                % of fund assets

 1       Total Fina                                 6.6%
 2       Johnson & Johnson                          6.1%
 3       General Electric                           5.4%
 4       Amgen                                      5.4%
 5       FNMA                                       5.2%
 6       Danaher                                    4.5%
 7       Citigroup                                  4.4%
 8       Target                                     4.1%
 9       Pfizer                                     3.6%
10       Home Depot                                 3.6%

         Total                                     48.9%

See page 9 for more detail.

Performance: Class A

Fund average annual total return as of 10/31/01(1, 3, 5)
(does not reflect sales charge)
                                                              Life of Fund
                                     1 Year       3 Years      (12/31/97)
--------------------------------------------------------------------------------
Return Before Taxes                  -29.41%        0.25%         3.89%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions                     -29.41%        0.24%         3.88%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions and
Sale of Fund Shares                  -17.91%        0.20%         3.14%
--------------------------------------------------------------------------------

Fund average annual total return as of 9/30/01(3, 4, 5)
(at maximum applicable sales charge)
                                                              Life of Fund
                                     1 Year       3 Years      (12/31/97)
--------------------------------------------------------------------------------
Return Before Taxes                  -36.49%       -0.43%         1.47%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions                     -36.49%       -0.44%         1.46%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions and
Sale of Fund Shares                  -22.22%       -0.35%         1.17%
--------------------------------------------------------------------------------

See pages 4 and 5 for data on other share classes.

--------------------------------------------------------------------------------
Top 5 Industries
by % of fund assets

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

October 31, 2000

Multi-Sector Companies                          12.7%
Drugs & Biotechnology                           11.6%
Miscellaneous Financial                         10.1%
Communications Technology                        9.8%
Computer Technology                              6.9%

October 31, 2001

Drugs & Biotechnology                           17.9%
Miscellaneous Financial                         12.3%
Retail                                           7.7%
Oil: Integrated International                    6.6%
Multi-Sectory Companies                          5.4%

--------------------------------------------------------------------------------
Ticker Symbols
State Street Research Legacy Fund
Class A: SRLAX  Class B(1): SRLPX  Class B: SRLBX Class C: SRLCX Class S: SRLSX*

--------------------------------------------------------------------------------

(1)  Does not reflect sales charge.

(2) The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(3) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(4)  Performance reflects a maximum 5.75% Class A front-end sales charge.

(5) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors, who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Distributions and Sale of Fund Shares for a period may be greater than or equal to Returns After Taxes on Distributions for the same period because of losses realized on the sale of fund shares.

*    Proposed.

[GRAPHIC]
Performance in Perspective   Management's Discussion of Fund Performance Part 2

                   Performance Figures as of October 31, 2001

These two pages focus on the fund's long-term track record. While a mutual fund's past performance is not a guarantee of future results, long-term returns can serve as an important context for evaluating recent performance.Three ways of measuring long-term performance are cumulative returns, average annual returns and the change in dollar value over time of a given investment. Information about these measures follows, while the share class boxes contain the results of these measures for each share class.

Cumulative Total Return

This represents the total percentage you would have earned or lost if you had invested a lump sum in the fund and left it there until the end of the period indicated. Performance would be lower if sales charges were reflected.

Average Annual Total Return

Average annual total return percentage is the rate you would have had to earn during each year of a given time period --say, five years--in order to end up with the fund's actual cumulative return for those five years. In reality, of course, fund performance varies from year to year. Because of this, a fund's actual performance for a given year may be higher or lower than an average annual performance figure.

$10,000 Over Life of Fund

This example is similar to cumulative total return, but uses dollars rather than percentages, and assumes that the lump sum you invested was $10,000. It also compares fund performance to the performance of a market index.

--------------------------------------------------------------------------------
Class A Front Load

o Initial sales charge of 5.75% or less, with lower sales charges for larger investments (see a prospectus for details)
o Lower annual expenses than Class B(1) or Class C shares because of lower service (12b-1) fee of 0.30%

                                                Life of Fund
Cumulative Total Return       1 Year     3 Years  (12/31/97)
(does not reflect          -----------------------------------
sales charge)                 -29.41%      0.75%      15.76%

                                                Life of Fund
Average Annual Total Return   1 Year     3 Years  (12/31/97)
(at maximum applicable     -----------------------------------
sales charge)                 -33.47%     -1.71%       2.30%

$10,000 Over Life of Fund

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                            Class A               S&P 500 Index
------------------------------------------------------------------
'97                           9425                   10000
'98                          10829                   11465
'99                          13796                   14407
'00                          15455                   15283
'01                          10910                   11479

--------------------------------------------------------------------------------
Class B(1) Back Load

o   No initial sales charge
o   Deferred sales charge of 5% or less on shares you sell within six years
o   Annual distribution/service (12b-1) fee of 1.00%
o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                                Life of Fund
Cumulative Total Return       1 Year     3 Years  (12/31/97)
(does not reflect          -----------------------------------
sales charge)                 -29.93%     -1.53%      12.46%

                                                Life of Fund
Average Annual Total Return   1 Year     3 Years  (12/31/97)
(at maximum applicable     -----------------------------------
sales charge)                 -33.43%     -1.52%       2.38%

$10,000 Over Life of Fund

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                            Class B(1)            S&P 500 Index
------------------------------------------------------------------
'97                          10000                   10000
'98                          11420                   11465
'99                          14437                   14407
'00                          16048                   15283
'01                          10946                   11479

4  State Street Research Legacy Fund

--------------------------------------------------------------------------------
Class B Back Load (only available through exchanges from
                  another Class B account)

o   No initial sales charge
o   Deferred sales charge of 5% or less on shares you sell within five years
o   Annual distribution/service (12b-1) fee of 0.71%
o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                                Life of Fund
Cumulative Total Return       1 Year     3 Years  (12/31/97)
(does not reflect          -----------------------------------
sales charge)                 -29.73%     -0.82%      13.26%

                                                Life of Fund
Average Annual Total Return   1 Year     3 Years  (12/31/97)
(at maximum applicable     -----------------------------------
sales charge)                 -33.25%     -1.28%       2.58%

$10,000 Over Life of Fund

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                            Class B               S&P 500 Index
------------------------------------------------------------------
'97                          10000                   10000
'98                          11420                   11465
'99                          14437                   14407
'00                          16118                   15283
'01                          11026                   11479


--------------------------------------------------------------------------------
Class C Level Load

o   No initial sales charge
o Deferred sales charge of 1%, paid if you sell shares within one year of purchase
o   Lower deferred sales charge than Class B(1) shares
o   Annual distribution/service (12b-1) fee of 1.00%
o No conversion to Class A shares after eight years, so annual expenses do not decrease

                                                Life of Fund
Cumulative Total Return       1 Year     3 Years  (12/31/97)
(does not reflect          -----------------------------------
sales charge)                 -29.97%     -1.53%      12.46%

                                                Life of Fund
Average Annual Total Return   1 Year     3 Years  (12/31/97)
(at maximum applicable     -----------------------------------
sales charge)                 -30.67%     -0.51%       3.11%

$10,000 Over Life of Fund

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                            Class C               S&P 500 Index
------------------------------------------------------------------
'97                          10000                   10000
'98                          11420                   11465
'99                          14437                   14407
'00                          16058                   15283
'01                          11246                   11479

--------------------------------------------------------------------------------
Class S Special Programs

o Available through certain retirement accounts, advisory accounts of the investment manager and other programs that usually involve special conditions and separate fees (see a prospectus for details)
o   No sales charges of any kind
o No distribution/service (12b-1) fees; annual expenses are lower than for other share classes

                                                Life of Fund
Cumulative Total Return       1 Year     3 Years  (12/31/97)
(does not reflect          -----------------------------------
sales charge)                 -29.26%      2.05%      17.56%

                                                Life of Fund
Average Annual Total Return   1 Year     5 Years  (12/31/97)
(at maximum applicable     -----------------------------------
sales charge)                 -29.26%      0.68%       4.30%

$10,000 Over Life of Fund

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                            Class S               S&P 500 Index
------------------------------------------------------------------
'97                          10000                   10000
'98                          11520                   11465
'99                          14707                   14407
'00                          16618                   15283
'01                          11756                   11479

A Closer Look [GRAPHIC]

12b-1 fees

12b-1 fees are named after the SEC rule that permits them.

The fund pays 12b-1 fees to cover service and distribution costs. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover selling and marketing expenditures for the sale of fund shares.

The fund pays 12b-1 fees out of its assets, so shareholders see them as an indirect charge rather than a direct charge.

All of the performance figures on these pages assume reinvestment of dividends and distributions.

The average annual total returns for the fund also include the effects of any fees and sales charges that would apply for each share class.

The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares.

Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced January 1, 1999.

The returns shown above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, or the redemption of fund shares. The fund's performance is not necessarily an indication of how the fund will perform in the future.

[GRAPHIC]
The Fund in Detail

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the past fiscal year and give a summary of operations on a per-share basis for the past four fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

[GRAPHIC]

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 7 to 18 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.

6  State Street Research Legacy Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Legacy Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Securities Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversees the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities.

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities, and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders, and provides other shareholder services.

o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests at least 65% of total assets in stocks and convertible securities of mid- and large-size companies. The fund employs a tax-managed strategy, generally seeking to identify stocks with long-term growth potential and holding them for extended periods.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees of 1.00%. Class B shares pay annual service and distribution fees of 0.71%. Class B(1) and Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase and shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.

            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

   o Listed securities - The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

   o Over-the-counter securities - The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

   o Securities maturing within sixty days - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

   o Interest - The fund accrues interest daily as it earns it.

   o Cash dividends - The fund accrues these on the ex-dividend date.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The fund distributes its earnings on the following schedule:

   o Dividends from net investment income - The fund ordinarily declares and pays these annually, if any.

   o Net realized capital gains - The fund distributes these annually, if any.

If the fund has no earnings to distribute, it won't make a distribution.

The fund does not intend to pay federal income tax. This is because it has elected to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

   o Expenses attributed to the fund - The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

   o Expenses attributed to the trust of which the fund is a series - These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities, and income and expenses. Actual results could differ from those estimates.

The text and notes are an integral part of the financial statements.

8  State Street Research Legacy Fund

Portfolio Holdings
--------------------------------------------------------------------------------
October 31, 2001

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*  Denotes a security which has not paid a dividend during the last year.

o Denotes an American Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.
--------------------------------------------------------------------------------

     Issuer                                            Shares         Value
     ---------------------------------------------------------------------------

     Common Stocks  97.5% of net assets

     Consumer Discretionary  12.6% of net assets
     ---------------------------------------------------------------------------

     Communications, Media & Entertainment 4.9%
     AOL Time Warner Inc.*                              227,700   $ 7,106,517
     General Motors Corp. Cl. H*                        119,100     1,637,625
     Viacom Inc. Cl. B*                                 222,981     8,141,036
                                                                  -----------
                                                                   16,885,178
                                                                  -----------

     Retail 7.7%
(10) Home Depot Inc.                                    326,450    12,480,184
(8)  Target Corp.                                       460,500    14,344,575
                                                                  -----------
                                                                   26,824,759
                                                                  -----------
     Total Consumer Discretionary                                  43,709,937
                                                                  -----------

     Consumer Staples  6.0% of net assets
     ---------------------------------------------------------------------------

     Beverages 2.7%
     Coca-Cola Co.                                      200,500     9,599,940
                                                                  -----------

     Drug & Grocery Store Chains 3.3%
     Kroger Co.*                                        464,300    11,356,778
                                                                  -----------
     Total Consumer Staples                                        20,956,718
                                                                  -----------

     Financial Services  17.6% of net assets
     ---------------------------------------------------------------------------

     Banks & Savings & Loan 2.2%
     Bank of New York Company, Inc.                     218,700     7,437,987
                                                                  -----------

     Insurance 3.1%
     ACE Limited                                        307,400    10,835,850
                                                                  -----------

     Miscellaneous Financial 12.3%
     American Express Co.                               318,500     9,373,455
(7)  Citigroup, Inc.                                    338,966    15,429,732
(5)  Federal National Mortgage Association              221,700    17,948,832
                                                                  -----------
                                                                   42,752,019
                                                                  -----------
     Total Financial Services                                      61,025,856
                                                                  -----------

     Healthcare  21.0% of net assets
     ---------------------------------------------------------------------------

     Drugs & Biotechnology 17.9%
(4)  Amgen Inc.*                                        330,200    18,761,964
(2)  Johnson & Johnson                                  365,600    21,171,896
(9)  Pfizer Inc.                                        301,200    12,620,280
     Pharmacia Corp.                                    238,600     9,668,072
                                                                  -----------
                                                                   62,222,212
                                                                  -----------

     Hospital Supply 3.1%
     St. Jude Medical Inc.*                             150,000    10,650,000
                                                                  -----------
     Total Healthcare                                              72,872,212
                                                                  -----------

            The text and notes are an integral part of the financial statements.

Portfolio Holdings CONTINUED
--------------------------------------------------------------------------------
October 31, 2001

     Issuer                                             Shares        Value
     ---------------------------------------------------------------------------

     Integrated Oils  6.6% of net assets
     ---------------------------------------------------------------------------

     Integrated International 6.6%
(1)  Total Fina SAG                                     328,200   $22,888,668
                                                                  -----------
     Total Integrated Oils                                         22,888,668
                                                                  -----------

     Other  5.4% of net assets

     Multi-Sector 5.4%
(3)  General Electric Co.                               517,300    18,834,893
                                                                  -----------
     Total Other                                                   18,834,893
                                                                  -----------

     Producer Durables  10.1% of net assets
     ---------------------------------------------------------------------------

     Aerospace 1.8%
     United Technologies Corp.                          116,000     6,251,240
                                                                  -----------

     Machinery 3.1%
     Caterpillar Inc.                                   243,600    10,893,792
                                                                  -----------

     Miscellaneous Equipment 4.5%
(6)  Danaher Corp.                                      278,300    15,512,442
                                                                  -----------

     Telecommunications Equipment 0.7%
     American Tower Corp. Cl. A*                        224,000     2,468,480
                                                                  -----------
     Total Producer Durables                                       35,125,954
                                                                  -----------

     Technology  15.5% of net assets
     ---------------------------------------------------------------------------

     Communications Technology 3.5%
     Cisco Systems Inc.*                                468,600   $ 7,928,712
     Qualcomm Inc.*                                      90,000     4,420,800
                                                                  -----------
                                                                   12,349,512
                                                                  -----------

     Computer Software 4.1%
     Microsoft Corp.*                                   191,200    11,118,280
     Veritas Software Co.*                              105,600     2,996,928
                                                                  -----------
                                                                   14,115,208
                                                                  -----------

     Computer Technology 4.2%
     EMC Corp.*                                         239,200     2,946,944
     International Business Machines Corp.              109,300    11,812,051
                                                                  -----------
                                                                   14,758,995
                                                                  -----------

     Electronics 1.4%
     Applera Corp. - Applied
        Biosystems Group                                163,400     4,768,012
                                                                  -----------

     Electronics: Semiconductors/Components 2.3%
     Analog Devices Inc.*                               208,400     7,919,200
                                                                  -----------
     Total Technology                                              53,910,927
                                                                  -----------

     Utilities  2.7% of net assets
     ---------------------------------------------------------------------------

     Telecommunications 2.7%
     SBC Communications Inc.                            243,900     9,295,029
                                                                  -----------
     Total Utilities                                                9,295,029
                                                                  -----------

     Total Common Stocks                                          338,620,194(2)
                                                                  -----------

--------------------------------------------------------------------------------
(2) The fund paid a total of $361,391,498 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.

10  State Street Research Legacy Fund

                                                       Coupon        Maturity          Amount of
      Issuer                                            Rate           Date            Principal         Value
      -----------------------------------------------------------------------------------------------------------

      Commercial Paper  0.7% of net assets

      American Express Credit Corp.                     2.49%       11/02/2001         $1,941,000      $1,940,866
      Citicorp                                          2.45%       11/01/2001            556,000         556,000
                                                                                                       ----------
      Total Commercial Paper                                                                            2,496,866(3)
                                                                                                       ----------

--------------------------------------------------------------------------------
(3) The fund paid a total of $2,496,866 for these securities.
--------------------------------------------------------------------------------

                                                                       % of
                                                                    Net Assets
      -----------------------------------------------------------------------------------------------------------

      Summary of Portfolio Assets

      Total Investments                                                98.2%                         $341,117,060(4)
      Cash and Other Assets, Less Liabilities                           1.8%                            6,251,387
                                                                      -----                          ------------
      Net Assets                                                      100.0%                         $347,368,447
                                                                      =====                          ============

--------------------------------------------------------------------------------
(4) The fund paid a total of $363,888,364 for these securities.
--------------------------------------------------------------------------------

Federal Income Tax Information

At October 31, 2001, the net unrealized depreciation of investments based on cost for federal income tax purposes of $364,225,858 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there is an excess of value over tax cost                $31,048,225

Aggregate gross unrealized depreciation for all investments
in which there is an excess of tax cost over value                (54,157,023)
                                                                 -------------
                                                                 ($23,108,798)
                                                                 =============

At October 31, 2001, the fund had a capital loss carryforward of $47,312,609 available, to the extent provided in regulations, to offset future capital gains, if any, of which $353,559, $2,301,316, $15,859,209 and $28,798,525 expire on October 31, 2006, October 31, 2007, October 31, 2008 and October 31, 2009, respectively.

            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
October 31, 2001

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at value*                                          $341,117,060(1)
Collateral for securities on loan                                 18,101,508
Cash                                                                   4,608
Receivable for securities sold                                    12,348,202
Dividends and interest receivable                                    328,295
Receivable for fund shares sold                                      289,642
Deferred organization costs and other assets                          81,780
                                                                ------------
                                                                 372,271,095

Liabilities

Payable for collateral received on
   securities loaned                                              18,101,508
Payable for securities purchased                                   4,586,202
Payable for fund shares redeemed                                   1,330,737
Accrued transfer agent and shareholder services                      302,611
Accrued distribution and service fees                                242,566
Accrued management fee                                               211,226
Accrued administration fee                                            13,402
Accrued trustees' fees                                                12,946
Other accrued expenses                                               101,450
                                                                ------------
                                                                  24,902,648
                                                                ------------

Net Assets                                                      $347,368,447
                                                                ============

Net Assets consist of:
   Unrealized depreciation of investments                       ($22,771,304)
   Accumulated net realized loss                                 (47,650,103)
   Paid-in capital                                               417,789,854
                                                                ------------
                                                                $347,368,447(2)
                                                                ============

* Includes securities on loan valued at $17,680,589

--------------------------------------------------------------------------------
(1) The fund paid a total of $363,888,364 for these securities.
--------------------------------------------------------------------------------
(2)                  Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

  Class       Net Assets    /    Number of Shares     =    NAV
    A        $103,774,482           8,977,415             $11.56*
    B(1)     $129,463,684          11,528,691             $11.23**
    B         $62,243,621           5,502,557             $11.31**
    C         $46,809,282           4,167,246             $11.23**
    S          $5,077,378             432,333             $11.74

*   Maximum offering price per share = $12.27 ($11.56 / 0.9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.

12  State Street Research Legacy Fund

Statement of Operations
--------------------------------------------------------------------------------
For the year ended October 31, 2001

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends, net of foreign taxes                               $   3,509,139(1)
Interest                                                            668,467(2)
                                                              -------------
                                                                  4,177,606

Expenses

Management fee                                                    2,882,834(3)
Transfer agent and shareholder services                           1,149,997(4)
Reports to shareholders                                             221,188
Custodian fee                                                       133,556
Distribution and service fees - Class A                             388,528(5)
Distribution and service fees - Class B(1)                        1,612,202(5)
Distribution and service fees - Class B                             592,098(5)
Distribution and service fees - Class C                             630,840(5)
Administration fee                                                   92,706(6)
Registration fees                                                    60,052
Audit fee                                                            29,232
Trustees' fees                                                       18,446(7)
Amortization of organization costs                                   18,000(8)
Legal fees                                                            1,689
Miscellaneous                                                        26,098
                                                              -------------
                                                                  7,857,466
Fees paid indirectly                                                (69,467)(9)
                                                              -------------
                                                                  7,787,999
                                                              -------------
Net investment loss                                              (3,610,393)
                                                              -------------

Realized and Unrealized Loss on Investments

Net realized loss on investments                                (28,798,524)(10)
Change in unrealized depreciation
   of investments                                              (125,903,330)
                                                              -------------
Net loss on investments                                        (154,701,854)
                                                              -------------
Net decrease in net assets resulting
   from operations                                            ($158,312,247)
                                                              =============

--------------------------------------------------------------------------------
(1)  The fund paid foreign taxes of $51,466.
--------------------------------------------------------------------------------
(2) Includes $62,171 in income from the lending of portfolio securities. As of the report date, the fund had a total of $17,680,589 of securities out on loan and was holding a total of $18,101,508 in collateral (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio) related to those loans.
--------------------------------------------------------------------------------
(3)  The management fee is 0.65% of fund net assets, annually.
--------------------------------------------------------------------------------
(4) Includes a total of $521,024 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs.
--------------------------------------------------------------------------------
(5) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts.The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of October 31, 2001, there were $350,223, $159,271 and $1,344,499 for Class A, Class B and
     Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------
(6) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------
(7) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
(8) Organization costs were capitalized and are being amortized straight-line over five years.
--------------------------------------------------------------------------------
(9)  Represents transfer agents credits earned from uninvested cash balances.
--------------------------------------------------------------------------------
(10) The fund sold $111,769,601 of securities. During this same period, the fund also bought $93,137,180 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                         Year ended     Six months ended      Year ended
                                       April 30, 2000  October 31, 2000(a) October 31, 2001
-------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations:
Net investment loss                     ($2,739,068)       ($2,468,560)       ($3,610,393)
Net realized loss on investments         (2,302,879)       (16,195,116)       (28,798,524)
Change in unrealized
   appreciation (depreciation)
   of investments                        41,772,675         30,175,907       (125,903,330)
                                      ----------------------------------------------------
Net increase (decrease)
   resulting from operations             36,730,728         11,512,231       (158,312,247)
                                      ----------------------------------------------------
Net increase (decrease) from
   fund share transactions              241,714,021         31,826,587        (20,347,367)(2)
                                      ----------------------------------------------------
Total increase (decrease)
   in net assets                        278,444,749         43,338,818       (178,659,614)
                                      ----------------------------------------------------

Net Assets

Beginning of year                       204,244,494        482,689,243        526,028,061
                                      ----------------------------------------------------
End of year                            $482,689,243       $526,028,061       $347,368,447
                                      ====================================================

The text and notes are an integral part of the financial statements.

14  State Street Research Legacy Fund

--------------------------------------------------------------------------------
(2) These transactions break down by share class as follows:

                                         Year ended                      Six months ended                    Year ended
                                        April 30, 2000                 October 31, 2000 (a)                October 31, 2001
                                ----------------------------------------------------------------------------------------------
Class A                            Shares          Amount             Shares          Amount          Shares           Amount
==============================================================================================================================
Shares sold                      6,594,156      $99,176,897        1,652,599      $26,859,965       3,943,723      $55,562,537*
Shares redeemed                 (1,713,861)     (26,504,520)      (1,329,439)     (21,712,637)     (4,236,007)     (57,942,291)
                                ----------------------------------------------------------------------------------------------
Net increase (decrease)          4,880,295      $72,672,377          323,160       $5,147,328        (292,284)     ($2,379,754)
                                ==============================================================================================

Class B(1)                         Shares          Amount             Shares          Amount          Shares           Amount
==============================================================================================================================
Shares sold                      8,559,352     $126,892,143        2,227,577      $35,378,081       2,164,552      $30,226,541**
Shares redeemed                   (509,612)      (7,786,415)        (465,877)      (7,374,061)     (2,159,936)     (27,849,894)***
                                ----------------------------------------------------------------------------------------------
Net increase                     8,049,740     $119,105,728        1,761,700      $28,004,020           4,616       $2,376,647
                                ==============================================================================================

Class B                            Shares          Amount             Shares          Amount          Shares           Amount
==============================================================================================================================
Shares sold                      1,872,246      $27,832,460          149,505       $2,362,763         216,752       $2,985,869**
Shares redeemed                 (1,126,376)     (16,907,851)        (501,834)      (8,007,916)     (1,296,420)     (16,990,935)***
                                ----------------------------------------------------------------------------------------------
Net decrease                       745,870      $10,924,609         (352,329)     ($5,645,153)     (1,079,668)    ($14,005,066)
                                ==============================================================================================

Class C                            Shares          Amount             Shares          Amount          Shares           Amount
==============================================================================================================================
Shares sold                      2,886,082      $43,112,014          609,672       $9,639,851         894,075      $12,474,703**
Shares redeemed                   (339,217)      (5,111,844)        (260,031)      (4,109,923)     (1,472,030)     (18,985,066)****
                                ----------------------------------------------------------------------------------------------
Net increase (decrease)          2,546,865      $38,000,170          349,641       $5,529,928        (577,955)     ($6,510,363)
                                ==============================================================================================

Class S                            Shares          Amount             Shares          Amount          Shares           Amount
==============================================================================================================================
Shares sold                        126,833       $1,988,265          608,779       $9,967,947         269,827       $3,977,238
Shares redeemed                    (63,353)        (977,128)        (682,958)     (11,177,483)       (266,619)      (3,806,069)
                                ----------------------------------------------------------------------------------------------
Net increase (decrease)             63,480       $1,011,137          (74,179)     ($1,209,536)          3,208         $171,169
                                ==============================================================================================

     The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share. MetLife owned 50,025 Class A shares, 11,799 Class B shares, 18,440 Class C shares and 200,886 Class S shares of the fund.

* Sales charges collected by the distributor and MetLife were $62,196 and $257,163.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $597,487, $48 and $553 for Class B(1), Class B, and Class C were paid by the distributor, not the fund.

*** Includes $170,835 and $45,705 in deferred sales charges collected by the distributor for Class B(1) and Class B.

**** Includes $820 in deferred sales charges collected by the distributor.

(a) Effective August 2, 2000, the fiscal year-end of the fund changed from April 30 to October 31.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance.

                                                                                       Class A
                                                 ===================================================================================
                                                         Years ended April 30
                                                 ------------------------------------     Six months ended           Year ended
Per-Share Data                                    1998(a)(f)    1999(a)      2000(a)    October 31, 2000(a)(g)   October 31, 2001(a)
====================================================================================================================================
Net asset value, beginning of year($)               10.00        11.66         14.42             15.99                  16.39
                                                  -------      -------      --------          --------               --------
  Net investment income (loss) ($)*                  0.00        (0.02)        (0.05)            (0.04)                 (0.05)
  Net realized and unrealized gain
    (loss) on investments ($)                        1.66         2.79          1.62              0.44                  (4.78)
                                                  -------      -------      --------          --------               --------
Total from investment operations ($)                 1.66         2.77          1.57              0.40                  (4.83)
                                                  -------      -------      --------          --------               --------
  Distribution from capital gains ($)                  --        (0.01)           --                --                     --
                                                  -------      -------      --------          --------               --------
Total distributions ($)                                --        (0.01)           --                --                     --
                                                  -------      -------      --------          --------               --------
Net asset value, end of year ($)                    11.66        14.42         15.99             16.39                  11.56
                                                  =======      =======      ========          ========               ========
Total return (%) (b)                                16.60(d)     23.73         10.89              2.50(d)              (29.47)

Ratios/Supplemental Data
==================================================================================================================================
Net assets at end of year ($ thousands)            11,984       58,642       143,037           151,920                103,774
Expense ratio (%)*                                   1.25(e)      1.20          1.22              1.34(e)                1.35
Expense ratio after expense reductions (%)*          1.25(e)      1.19          1.21              1.34(e)                1.33
Ratio of net investment income (loss)
  to average net assets (%)*                         0.01(e)     (0.14)        (0.34)            (0.54)(e)              (0.39)
Portfolio turnover rate (%)                          6.44        42.09         33.23             11.07                  21.61
*Reflects voluntary reduction of expenses
  of these amounts (%)                               1.28(e)      0.03            --                --                     --

                                                                                       Class B(1)
                                                 ===================================================================================
                                                         Years ended April 30
                                                 ------------------------------------     Six months ended           Year ended
Per-Share Data                                      1999(a)(c)           2000(a)        October 31, 2000(a)(g)   October 31, 2001(a)
====================================================================================================================================
Net asset value, beginning of year ($)                13.08              14.28                 15.71                  16.04
                                                    -------            --------              --------               --------
  Net investment loss ($)*                            (0.04)             (0.17)                (0.10)                 (0.15)
  Net realized and unrealized gain
    (loss) on investments ($)                          1.24               1.60                  0.43                  (4.66)
                                                    -------            --------              --------               --------
Total from investment operations ($)                   1.20               1.43                  0.33                  (4.81)
                                                    -------            --------              --------               --------
Net asset value, end of year ($)                      14.28              15.71                 16.04                  11.23
                                                    =======            ========              ========               ========
Total return (%) (b)                                   9.17(d)           10.01                  2.10(d)              (29.99)

Ratios/Supplemental Data
==================================================================================================================================
Net assets at end of year ($ thousands)             24,454             153,359               184,818                129,464
Expense ratio (%)*                                    1.88(e)             1.97                  2.04(e)                2.05
Expense ratio after expense reductions (%)*           1.87(e)             1.96                  2.04(e)                2.03
Ratio of net investment loss
  to average net assets (%)*                         (1.00)(e)           (1.13)                (1.25)(e)              (1.09)
Portfolio turnover rate (%)                          42.09               33.23                 11.07                  21.61
*Reflects voluntary reduction of expenses
  of these amounts (%)                                0.03(e)               --                    --                     --

The text and notes are an integral part of the financial statements.

16  State Street Research Legacy Fund

                                                                                       Class B
                                                 ===================================================================================
                                                         Years ended April 30
                                                 ------------------------------------     Six months ended           Year ended
Per-Share Data                                    1998(a)(f)    1999(a)      2000(a)    October 31, 2000(a)(g)   October 31, 2001(a)
====================================================================================================================================
Net asset value, beginning of year ($)              10.00        11.64         14.28             15.74                 16.11
                                                    -----        -----         -----             -----                 -----
  Net investment loss ($)*                          (0.03)       (0.11)        (0.12)            (0.07)                (0.11)
  Net realized and unrealized gain
    (loss) on investments ($)                        1.67         2.76          1.58              0.44                 (4.69)
                                                    -----        -----         -----             -----                 -----
Total from investment operations ($)                 1.64         2.65          1.46              0.37                 (4.80)
                                                    -----        -----         -----             -----                 -----
  Distribution from capital gains ($)                  --        (0.01)           --                --                    --
                                                    -----        -----         -----             -----                 -----
Total distributions ($)                                --        (0.01)           --                --                    --
                                                    -----        -----         -----             -----                 -----
Net asset value, end of year ($)                    11.64        14.28         15.74             16.11                 11.31
                                                    =====        =====         =====             =====                 =====
Total return (%) (b)                                16.40(d)     22.74         10.22              2.35(d)             (29.80)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of year ($ thousands)            19,688       88,383       109,135           106,027                62,244
Expense ratio (%)*                               2.00 (e)         1.95          1.77              1.69(e)               1.76
Expense ratio after expense reductions (%)*      2.00 (e)         1.94          1.76              1.69(e)               1.74
Ratio of net investment loss
  to average net assets (%)*                        (0.76)(e)    (0.89)        (0.87)            (0.89)(e)             (0.80)
Portfolio turnover rate (%)                          6.44        42.09         33.23             11.07                 21.61
*Reflects voluntary reduction of
  expenses of these amounts (%)                      1.28(e)      0.03            --                --                    --

                                                                                       Class C
                                                 ===================================================================================
                                                         Years ended April 30
                                                 ------------------------------------     Six months ended           Year ended
Per-Share Data                                    1998(a)(f)    1999(a)      2000(a)    October 31, 2000(a)(g)   October 31, 2001(a)
====================================================================================================================================
Net asset value, beginning of year ($)              10.00        11.63         14.28             15.71                 16.05
                                                    -----        -----         -----             -----                 -----
  Net investment loss ($)*                          (0.03)       (0.11)        (0.16)            (0.10)                (0.15)
  Net realized and unrealized gain
    (loss) on investments ($)                        1.66         2.77          1.59              0.44                 (4.67)
                                                    -----        -----         -----             -----                 -----
Total from investment operations ($)                 1.63         2.66          1.43              0.34                 (4.82)
                                                    -----        -----         -----             -----                 -----
  Distribution from capital gains ($)                  --        (0.01)           --                --                    --
                                                    -----        -----         -----             -----                 -----
Total distributions ($)                                --        (0.01)           --                --                    --
                                                    -----        -----         -----             -----                 -----
Net asset value, end of year ($)                    11.63        14.28         15.71             16.05                 11.23
                                                    =====        =====         =====             =====                 =====
Total return (%) (b)                                16.30(d)     22.85         10.01              2.16(d)             (30.03)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of year ($ thousands)             4,977       26,399        69,061            76,137                46,809
Expense ratio (%)*                                   2.00(e)      1.95          1.97              2.04(e)               2.05
Expense ratio after expense reductions (%)*          2.00(e)      1.94          1.96              2.04(e)               2.03
Ratio of net investment loss
  to average net assets (%)*                        (0.69)(e)    (0.90)        (1.10)            (1.24)(e)             (1.08)
Portfolio turnover rate (%)                          6.44        42.09         33.23             11.07                 21.61
*Reflects voluntary reduction of
  expenses of these amounts (%)                      1.28(e)      0.03            --                --                    --

(a)  Per-share figures have been calculated using the average shares method.
(b)  Does not reflect any front-end or contingent deferred sales charges.
(c)  January 1, 1999 (commencement of share class) to April 30, 1999.
(d)  Not annualized.
(e)  Annualized.
(f)  December 31, 1997 (commencement of operations) to April 30, 1998.
(g) Effective August 2, 2000, the fiscal year end of the fund changed from April 30 to October 31.

            The text and notes are an integral part of the financial statements.

Financial Highlights continued

                                                                                       Class S
                                                 ===================================================================================
                                                         Years ended April 30
                                                 ------------------------------------     Six months ended           Year ended
Per-Share Data                                    1998(a)(f)    1999(a)      2000(a)    October 31, 2000(a)(g)   October 31, 2001(a)
====================================================================================================================================
Net asset value, beginning of year ($)              10.00        11.68         14.48             16.09                 16.61
                                                    -----        -----         -----             -----                ------
  Net investment income (loss) ($)*                  0.03         0.02         (0.00)            (0.02)                (0.01)
  Net realized and unrealized gain
    (loss) on investments ($)                        1.65         2.79          1.61              0.54                 (4.86)
                                                    -----        -----         -----             -----                ------
Total from investment operations ($)                 1.68         2.81          1.61              0.52                 (4.87)
                                                    -----        -----         -----             -----                ------
  Distribution from capital gains ($)                  --        (0.01)           --                --                    --
                                                    -----        -----         -----             -----                ------
Total distributions ($)                                --        (0.01)           --                --                    --
                                                    -----        -----         -----             -----                ------
Net asset value, end of year ($)                    11.68        14.48         16.09             16.61                 11.74
                                                    =====        =====         =====             =====                ======
Total return (%) (b)                                16.80(d)     24.04         11.12              3.23(d)             (29.32)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of year ($ thousands)             4,127        6,367         8,097             7,126                 5,077
Expense ratio (%)*                                   1.00(e)      0.95          0.97              1.04(e)               1.05
Expense ratio after expense reductions (%)*          1.00(e)      0.94          0.96              1.04(e)               1.03
Ratio of net investment income (loss)
  to average net assets (%)*                         0.60(e)      0.16         (0.06)            (0.24)(e)             (0.09)
Portfolio turnover rate (%)                          6.44        42.09         33.23             11.07                 21.61
*Reflects voluntary reduction of
  expenses of these amounts (%)                      1.28(e)      0.03            --                --                    --

(a)  Per-share figures have been calculated using the average shares method.
(b)  Does not reflect any front-end or contingent deferred sales charges.
(c)  January 1, 1999 (commencement of share class) to April 30, 1999.
(d)  Not annualized.
(e)  Annualized.
(f)  December 31, 1997 (commencement of operations) to April 30, 1998.
(g) Effective August 2, 2000, the fiscal year end of the fund changed from April 30 to October 31.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of State Street Research
Securities Trust and the Shareholders of State Street Research Legacy Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research Legacy Fund (a series of State Street Research Securities Trust, hereafter referred to as the "Trust") at October 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 7, 2001

The text and notes are an integral part of the financial statements.

18  State Street Research Legacy Fund

Board of Trustees

Richard S. Davis
Chairman of the Board,
President and Chief Executive Officer,
State Street Research & Management Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public Management,
George Washington University; former Member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures
Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

Cover Photo: Stockbyte/Picture Quest

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account information

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---------------------------------------
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and services mentioned in OverView,
our shareholder newsletter, visit our
web site at www.ssrfunds.com


State Street Research
FYI
--------------------------------------------------------------------------------
Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time, to learn more.

---------------------------
           [LOGO]
           DALBAR
   HONORS COMMITMENT TO:
         INVESTORS
            2000
---------------------------
 for Excellence in Service

(1) Distribution is now limited. Contact State Street Research for more details.

(2) An investment in the State Street Research Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research Legacy Fund prospectus. When used after December 31, 2001, this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus of any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

State Street Research
Spectrum of Funds
--------------------------------------------------------------------------------

                                   [GRAPHIC]
                                   AGGRESSIVE

                                  EQUITY FUNDS
                                  ------------

                             Global Resources Fund
                              Health Sciences Fund
                              Emerging Growth Fund
                              Mid-Cap Growth Fund
                        Concentrated International Fund
                            Concentrated Growth Fund
                             Large-Cap Growth Fund
                                 Aurora Fund(1)
                             Mid-Cap Value Fund(1)
                              Large-Cap Value Fund
                           International Equity Fund
                             Large-Cap Analyst Fund
                                Investment Trust
                                  Legacy Fund
                         Strategic Growth & Income Fund


                               FIXED INCOME FUNDS
                               ------------------

                                High Income Fund
                             Strategic Income Fund
                                Tax-Exempt Fund
                             Government Income Fund
                              Money Market Fund(2)

                                  CONSERVATIVE



(C)2001 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

CONTROL NUMBER:(exp1202)SSR-LD                                      LF-2851-1201

-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                        CONCENTRATED LARGE-CAP VALUE FUND
                        ---------------------------------


                           SEMIANNUAL REPORT
                           October 31, 2001

                            --------------------
                               WHAT'S INSIDE
                            --------------------

                           INVESTMENT UPDATE

                           About the Fund,
                           Economy and Markets

                           FUND INFORMATION

                           Facts and Figures

                           PLUS, COMPLETE PORTFOLIO HOLDINGS
                           AND FINANCIAL STATEMENTS

                                                    ---------------------------
                                                              DALBAR
                                                       HONORS COMMITMENT TO:
                                                            INVESTORS
                                                              2000
                                                    ---------------------------

                                                         For Excellence
                                                           in Service

[LOGO] STATE STREET RESEARCH

STATE STREET RESEARCH CONCENTRATED LARGE-CAP VALUE FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY

o The unprecedented terrorist attacks on eld September 11 further damaged an already weak U.S. economy.

o Weak consumer and business spending, surging unemployment, falling consumer en confidence, large U.S. stock losses and a decline in manufacturing have prompted the Federal Reserve Board to continue to lower short-term interest rates.

o The Fed cut the federal funds rate five nd times during the period, from 4.5% to 2.5%, the lowest in more than seven years.

THE MARKETS

o The stock market lost ground on all fronts, mum with the S&P 500 Index returning -14.52% for the past six months.(1)

o The yield on the 10-year Treasury bond moved up and down during the period, but tal closed at 4.25%--below where it started--as a result of fears that the extra liquidity pumped into the markets by lower short-term rates could spark inflation.

THE FUND

OVER THE PAST SIX MONTHS

o For the six months ended October 31, 2001, Class A shares of State Street Research Concentrated Large-Cap Value Fund returned -17.67% (does not reflect sales charge). That was less than the Russell 1000(R) Value Index, which returned -11.74% for the period.(1)

o Generally, we were less defensive than the index, which hurt performance because defensive stocks were strong performers during the period.

o Defensive stocks, such as major regional banks, telecommunications service providers and pharmaceuticals, were also the fund's best performers.

o The fund was hurt by its emphasis on cyclical industrials, such as auto and energy stocks, which performed poorly because of their exposure to a sustained recession, and its underexposure to consumer staples companies, which did well in a difficult environment.

CURRENT STRATEGY

o Because we expect the business environment to improve in 2002, we continue to favor economically sensitive issue--such as consumer discretionary, cyclical industrial and technology companies--over defensive issues. We expect these segments of the market to perform well when the equity markets recover.

o We have also emphasized financial issues that could benefit from a recovery in the capital markets, as well as insurance stocks that could continue to benefit from improved pricing.

(1)The S&P 500 Index (officially the "S&P 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. Stocks. The Russell 1000 Value Index contains only those stocks within the complete Russell 1000 Index (a large-company index) that show below-average growth. The indexes do not take transaction charges into consideration. It is not possible to invest directly in an index.

(2)Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(3)Performance reflects a maximum 5.75% Class A share front-end sales charge.

(4)Aggregate total return; not annualized.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended October 31, 2001 except as otherwise noted)
--------------------------------------------------------------------------------

AGGREGATE TOTAL RETURN as of 9/30/01(2),(3),(4)
(at maximum applicable sales charge)
--------------------------------------------------------------------
                            LIFE OF FUND
                          (since 12/15/00)
--------------------------------------------------------------------
Class A                       -15.30%
--------------------------------------------------------------------

AGGREGATE TOTAL RETURN(2),(3),(4)
(at maximum applicable sales charge)
--------------------------------------------------------------------
                            LIFE OF FUND
                          (since 12/15/00)
--------------------------------------------------------------------
Class A                       -12.29%
--------------------------------------------------------------------

TOP 10 STOCK POSITIONS
(by percentage of net assets)

1  NOBLE DRILLING                             4.4%
2  CITIGROUP                                  4.1%
3  WALT DISNEY                                4.0%
4  SCHLUMBERGER                               3.9%
5  XL CAPITAL                                 3.9%
6  ROHM & HAAS                                3.8%
7  ICN PHARMACEUTICALS                        3.6%
8  WORLDCOM                                   3.6%
9  GENERAL MOTORS                             3.6%
10 SPX                                        3.6%

These securities represent an aggregate of 38.5% of the portfolio. Because of active management, there is no guarantee that the fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 INDUSTRIES
(by percentage of net assets) [Graphic Omitted]

Banks & Savings & Loans                     13.3%
Communications, Media & Entertainment       11.0%
Drugs & Biotechnology                       10.2%
Oil Well Equipment & Services                8.3%
Miscellaneous Financial                      7.6%

Total: 50.4%

STATE STREET RESEARCH CONCENTRATED LARGE-CAP VALUE FUND

----------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
----------------------------------------------------------------------------------------------------
October 31, 2001 (Unaudited)
----------------------------------------------------------------------------------------------------
                                                                                          VALUE
                                                                         SHARES          (NOTE 1)
----------------------------------------------------------------------------------------------------
COMMON STOCKS 109.2%
AUTOMOBILES & TRANSPORTATION 6.1%
AIR TRANSPORT 2.6%
AMR Corp.* ..........................................................       1,600       $     29,120
                                                                                        ------------
AUTOMOTIVE PARTS 3.5%
Delphi Automotive Systems Corp. .....................................       3,400             39,474
                                                                                        ------------
Total Automobiles & Transportation ..................................                         68,594
                                                                                        ------------
CONSUMER DISCRETIONARY 27.7%
ADVERTISING AGENCIES 3.2%
Interpublic Group of Companies, Inc. ................................       1,600             35,920
                                                                                        ------------
COMMERCIAL SERVICES 3.1%
Cendant Corp.* ......................................................       2,700             34,992
                                                                                        ------------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 11.0%
AT&T Liberty Media Corp. Cl. A* .....................................       3,300             38,577
General Motors Corp. Cl. H* .........................................       2,900             39,875
Walt Disney Co. .....................................................       2,400             44,616
                                                                                        ------------
                                                                                             123,068
                                                                                        ------------
PRINTING & PUBLISHING 3.5%
News Corp. Ltd. ADR .................................................       1,400             38,528
                                                                                        ------------
RESTAURANTS 3.5%
McDonald's Corp. ....................................................       1,500             39,105
                                                                                        ------------
RETAIL 3.4%
Federated Department Stores Inc.* ...................................       1,200             38,388
                                                                                        ------------
Total Consumer Discretionary ........................................                        310,001
                                                                                        ------------
FINANCIAL SERVICES 27.9%
BANKS & SAVINGS & LOAN 13.3%
FleetBoston Financial Corp. .........................................       1,200             39,432
J.P. Morgan Chase & Co. .............................................       1,040             36,774
US Bancorp ..........................................................       2,100             37,338
Wells Fargo & Co. ...................................................         900             35,550
                                                                                        ------------
                                                                                             149,094
                                                                                        ------------
INSURANCE 7.0%
ACE Limited .........................................................       1,000             35,250
XL Capital Ltd. Cl. A ...............................................         500             43,430
                                                                                        ------------
                                                                                              78,680
                                                                                        ------------
MISCELLANEOUS FINANCIAL 7.6%
Citigroup, Inc. .....................................................       1,000             45,520
Morgan Stanley Dean Witter & Co. ....................................         800             39,136
                                                                                        ------------
                                                                                              84,656
                                                                                        ------------
Total Financial Services ............................................                        312,430
                                                                                        ------------
HEALTHCARE 10.2%
DRUGS & BIOTECHNOLOGY 10.2%
ICN Pharmaceuticals Inc. ............................................       1,670             40,431
Pharmacia Corp. .....................................................         900             36,468
Schering-Plough Corp. ...............................................       1,000             37,180
                                                                                        ------------
                                                                                             114,079
                                                                                        ------------
Total Healthcare ....................................................                        114,079
                                                                                        ------------
MATERIALS & PROCESSING 10.3%
CHEMICALS 3.8%
Rohm & Haas Co. .....................................................       1,300       $     42,211
                                                                                        ------------
PAPER & FOREST PRODUCTS 3.5%
International Paper Co. .............................................       1,100             39,380
                                                                                        ------------
STEEL 3.0%
Allegheny Technologies Inc. .........................................       2,300             34,040
                                                                                        ------------
Total Materials & Processing ........................................                        115,631
                                                                                        ------------
OTHER 3.6%
MULTI-SECTOR 3.6%
SPX Corp.* ..........................................................         400             39,840
                                                                                        ------------
Total Other .........................................................                         39,840
                                                                                        ------------
OTHER ENERGY 8.3%
OIL WELL EQUIPMENT & SERVICES 8.3%
Noble Drilling Corp.* ...............................................       1,600             48,880
Schlumberger Ltd. ...................................................         900             43,578
                                                                                        ------------
                                                                                              92,458
                                                                                        ------------
Total Other Energy ..................................................                         92,458
                                                                                        ------------
TECHNOLOGY 9.9%
COMMUNICATIONS TECHNOLOGY 3.2%
Motorola Inc. .......................................................       2,200             36,014
                                                                                        ------------
COMPUTER TECHNOLOGY 3.2%
EMC Corp.* ..........................................................       2,900             35,728
                                                                                        ------------
ELECTRONICS: SEMICONDUCTORS/COMPONENTS 3.5%
Intel Corp. .........................................................       1,600             39,072
                                                                                        ------------
Total Technology ....................................................                        110,814
                                                                                        ------------
UTILITIES 5.2%
ELECTRICAL 1.6%
Edison International Corp.* .........................................       1,300             18,473
                                                                                        ------------
TELECOMMUNICATIONS 3.6%
Worldcom Inc.* ......................................................       3,000             40,350
                                                                                        ------------
Total Utilities .....................................................                         58,823
                                                                                        ------------
Total Common Stocks and Investments (Cost $1,401,925) - 109.2% ......                      1,222,670
Cash and Other Assets, Less Liabilities - (9.2%) ....................                       (102,667)
                                                                                        ------------
Net Assets - 100.0% .................................................                   $  1,120,003
                                                                                        ============

Federal Income Tax Information:

At October 31, 2001, the net unrealized depreciation of investments based on cost for federal income tax purposes of $1,401,925
was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an
  excess of value over tax cost ....................................................    $     19,538
Aggregate gross unrealized depreciation for all investments in which there is an
  excess of tax cost over value ....................................................        (198,793)
                                                                                        ------------
                                                                                       ($    179,255)
                                                                                        ============

----------------------------------------------------------------------------------------------------

* Nonincome-producing securities.
ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH CONCENTRATED LARGE-CAP VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
October 31, 2001 (Unaudited)

ASSETS
Investments, at value (Cost $1,401,925) (Note 1) ...............   $1,222,670
Cash ...........................................................       59,863
Receivable for securities sold .................................       36,605
Dividends and interest receivable ..............................          281
Receivable from Distributor (Note 3) ...........................       17,262
                                                                   ----------
                                                                    1,336,681
LIABILITIES
Payable for securities purchased ...............................       44,623
Accrued trustees' fees (Note 2) ................................       20,918
Accrued administration fee (Note 2) ............................       16,806
Accrued transfer agent and shareholder services (Note 2)               13,543
Accrued management fee (Note 2) ................................          878
Accrued service and distribution fees (Note 5) .................          310
Other accrued expenses .........................................      119,600
                                                                   ----------
                                                                      216,678
                                                                   ----------
NET ASSETS                                                         $1,120,003
                                                                   ==========
Net Assets consist of:
  Unrealized depreciation of investments .......................  ($  179,255)
  Accumulated net realized loss ................................      (84,577)
  Paid-in capital ..............................................    1,383,835
                                                                   ----------
                                                                   $1,120,003
                                                                   ==========
Net Asset Value and redemption price per share of Class A shares
  ($1,120,003 / 132,672 shares) ................................        $8.44
                                                                        =====
Maximum Offering Price per share ($8.44 / 0.9425 shares)                $8.95
                                                                        =====

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH CONCENTRATED LARGE-CAP VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended October 31, 2001 (Unaudited)


INVESTMENT INCOME
Dividends, net of foreign taxes of $42 .........................   $ 11,480
EXPENSES
Administration fee (Note 2) ....................................     55,034
Trustees' fees (Note 2) ........................................     21,350
Custodian fee ..................................................     10,246
Reports to shareholders ........................................      9,675
Audit fee ......................................................      8,218
Management fee (Note 2) ........................................      6,931
Legal fees .....................................................      6,450
Transfer agent and shareholder services (Note 2) ...............      2,630
Distribution and service fees - Class A (Note 5) ...............      2,446
Miscellaneous ..................................................      1,935
                                                                   --------
                                                                    124,915
Expenses borne by the distributor (Note 3) .....................   (113,092)
                                                                   --------
                                                                     11,823
                                                                   --------
Net investment loss ............................................       (343)
                                                                   --------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments (Notes 1 and 4) ...............    (84,577)
Change in unrealized depreciation of investments ...............   (243,313)
                                                                   --------
Net loss on investments ........................................   (327,890)
                                                                   --------
Net decrease in net assets resulting from operations ...........  ($328,233)
                                                                   ========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH CONCENTRATED LARGE-CAP VALUE FUND

----------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------

                                                                  DECEMBER 15, 2000
                                                                   (COMMENCEMENT OF       SIX MONTHS ENDED
                                                                    OPERATIONS) TO        OCTOBER 31, 2001
                                                                    APRIL 30, 2001           (UNAUDITED)
----------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations:
Net investment income (loss) ...............................          $      515          ($      343)
Net realized gain (loss) on investments ....................              65,598              (84,577)
Change in unrealized appreciation (depreciation) of
  investments ..............................................              64,058             (243,313)
                                                                      ----------           ----------
Net increase (decrease) resulting from operations ..........             130,171             (328,233)
                                                                      ----------           ----------
Dividend from net investment income -
  Class A ..................................................                  --               (1,486)
                                                                      ----------           ----------
Distribution from capital gains -
  Class A ..................................................                  --              (65,598)
                                                                      ----------           ----------
Class A share transactions (Note 7):
  Proceeds from sale of shares                                         1,666,856                7,529
  Net asset value of shares issued in payment of:
    Dividend from net investment income ....................                  --                  530
    Distribution from capital gains ........................                  --               65,598
  Cost of shares repurchased ...............................             (45,933)            (309,431)
                                                                      ----------           ----------
Net increase (decrease) from fund share transactions .......           1,620,923             (235,774)
                                                                      ----------           ----------
Total increase (decrease) in net assets ....................           1,751,094             (631,091)

NET ASSETS
Beginning of period ........................................                  --            1,751,094
                                                                      ----------           ----------
End of period (including undistributed net investment income
  of $1,533 and $0, respectively) ..........................          $1,751,094           $1,120,003
                                                                      ==========           ==========
Number of shares:
Sold .......................................................             168,572                  709
Issued upon reinvestment of:
  Dividend from net investment income ......................                  --                   52
  Distribution from capital gains ..........................                  --                6,425
Repurchased ................................................              (4,231)             (38,855)
                                                                      ----------           ----------
Net increase (decrease) of fund shares .....................             164,341              (31,669)
                                                                      ==========           ==========

The accompanying notes are an integral part of the financial statements.

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NOTES TO UNAUDITED FINANCIAL STATEMENTS
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October 31, 2001

NOTE 1

State Street Research Concentrated Large-Cap Value Fund is a series of State Street Research Securities Trust (the "Trust"), which was organized as a Massachusetts business trust in November 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of four separate funds: State Street Research Concentrated Large-Cap Value Fund, State Street Research Large-Cap Analyst Fund, State Street Research Legacy Fund and State Street Research Strategic Income Fund.

The investment objective of the fund is to provide long-term growth of capital. Under normal market conditions, the fund invests at least 65% of its total assets in a concentrated portfolio of larger-size value stocks. These may include common and preferred stocks, convertible securities, warrants and depositary receipts.

The fund offers five classes of shares. Only Class A shares are presently available for purchase. Class B(1), Class B, Class C, and Class S are not being offered at this time. Class A shares are subject to an initial sales charge of up to 5.75% and annual distribution and service fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual distribution and service fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B
(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares will be offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares will only be offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect, wholly-owned subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the Nasdaq system, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary because the fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. SECURITIES LENDING
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. During the six months ended October 31, 2001, there were no loaned securities.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.85% of the fund's average daily net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended October 31, 2001, the fees pursuant to such agreement amounted to $6,931.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect, wholly-owned subsidiary of MetLife, provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended October 31, 2001, the amount of such expenses was $100.

The fees of the Trustees not currently affiliated with the Adviser amounted to $21,350 during the six months ended October 31, 2001.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds. During the six months ended October 31, 2001, the amount of such expenses was $55,034.

NOTE 3

The Distributor and the fund have agreed that the Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the fund. During the six months ended October 31, 2001, the amount of such expenses assumed by the Distributor and its affiliates was $113,092. The agreement currently limits expenses to 1.15% of average daily net assets exclusive of Rule 12b-1 fees and certain other expenses.

The agreement requires the fund to reimburse the Distributor in subsequent years when operating expenses (before reimbursement) are less than the applicable percentage limitations. The Distributor will not be entitled to such repayments from the fund after the end of the fifth fiscal year of the Fund following the year in which expenses were originally paid.

NOTE 4

For the six months ended October 31, 2001, purchases and sales of securities, exclusive of short-term obligations, aggregated $759,551 and $952,451, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A and 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/ or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended October 31, 2001, fees pursuant to such plans amounted to $2,446 for Class A shares.

NOTE 6

Under normal market conditions the fund invests not less than 65% of its total assets in a concentrated portfolio of larger size value stocks. Also, the fund may invest up to 35% of its total assets in other securities (for example, bonds and smaller company stocks). Accordingly, the fund's investments will fluctuate in response to a variety of economic, political and other factors.

NOTE 7

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $0.001 par value per share. At October 31, 2001, the Adviser owned one Class A share and MetLife owned 110,172 Class A shares of the fund.

----------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period:
                                                                                       CLASS A
                                                           -----------------------------------------------------
                                                                     DECEMBER 15, 2000          SIX MONTHS ENDED
                                                               (COMMENCEMENT OF OPERATIONS)     OCTOBER 31, 2001
                                                                   TO APRIL 30, 2001(a)          (UNAUDITED)(a)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                              9.43                           10.66
                                                                     -----                            ----
  Net investment income (loss) ($)*                                   0.00                           (0.00)
  Net realized and unrealized gain (loss) on investments ($)          1.23                           (1.81)
                                                                     -----                            ----
TOTAL FROM INVESTMENT OPERATIONS ($)                                  1.23                           (1.81)
                                                                     -----                            ----
  Dividend from net investment income ($)                             --                             (0.01)
  Distribution from capital gains ($)                                 --                             (0.40)
                                                                     -----                            ----
TOTAL DISTRIBUTIONS ($)                                               --                             (0.41)
                                                                     -----                            ----
NET ASSET VALUE, END OF PERIOD ($)                                   10.66                            8.44
                                                                     =====                           =====
Total return (%)(b)                                                  13.04(c)                       (17.67)(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                            1,751                           1,120
Expense ratio (%)*                                                    1.45(d)                         1.45(d)
Ratio of net investment income (loss) to average net assets (%)*      0.09(d)                        (0.04)(d)
Portfolio turnover rate (%)                                          41.70                           47.23
* Reflects voluntary reduction of expenses of these amounts (%)      25.03(d)                        13.87(d)

------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily assumed a portion of the fund's expenses.
(c) Not annualized
(d) Annualized

STATE STREET RESEARCH CONCENTRATED LARGE-CAP VALUE FUND

-----------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH SECURITIES TRUST
-----------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RICHARD S. DAVIS                       RICHARD S. DAVIS
CONCENTRATED LARGE-CAP VALUE FUND          Chairman of the Board,                 Chairman of the Board, President
One Financial Center                       President and                          and Chief Executive Officer
Boston, MA 02111                           Chief Executive Officer                State Street Research &
                                                                                  Management Company
INVESTMENT ADVISER                         MAUREEN DEPP
State Street Research &                    Vice President                         BRUCE R. BOND
Management Company                                                                Former Chairman of the Board
One Financial Center                       DONALD G. DEVEUVE                      Chief Executive Officer and
Boston, MA 02111                           Vice President                         President, PictureTel Corporation

DISTRIBUTOR                                ROSALINA FELICIANO                     STEVE A. GARBAN
State Street Research                      Vice President                         Former Senior Vice President
Investment Services, Inc.                                                         for Finance and Operations and
One Financial Center                       JOHN H. KALLIS                         Treasurer, The Pennsylvania
Boston, MA 02111                           Vice President                         State University

SHAREHOLDER SERVICES                       JOHN S. LOMBARDO                       DEAN O. MORTON
State Street Research                      Vice President                         Former Executive Vice President
Service Center                                                                    Chief Operating Officer
P.O. Box 8408                              MARK A. MARINELLA                      and Director, Hewlett-Packard
Boston, MA 02266-8408                      Vice President                         Company
1-800-562-0032
                                           JAMES M. WEISS                         SUSAN M. PHILLIPS
CUSTODIAN                                  Vice President                         Dean, School of Business and
State Street Bank and                                                             Public Management, George
Trust Company                              ELIZABETH MCCOMBS WESTVOLD             Washington University; former
225 Franklin Street                        Vice President                         Member of the Board of Governors
Boston, MA 02110                                                                  of the Federal Reserve System and
                                           KENNARD WOODWORTH, JR.                 Chairman and Commissioner of
LEGAL COUNSEL                              Vice President                         the Commodity Futures Trading
Goodwin Procter LLP                                                               Commission
Exchange Place                             PETER ZUGER
Boston, MA 02109                           Vice President                         TOBY ROSENBLATT
                                                                                  President,
                                           DOUGLAS A. ROMICH                      Founders Investments Ltd.
                                           Treasurer
                                                                                  MICHAEL S. SCOTT MORTON
                                           EDWARD T. GALLIVAN, JR.                Jay W. Forrester Professor of
                                           Assistant Treasurer                    Management, Sloan School of
                                                                                  Management, Massachusetts
                                           FRANCIS J. MCNAMARA, III               Institute of Technology
                                           Secretary and General Counsel

                                           DARMAN A. WING
                                           Assistant Secretary and
                                           Assistant General Counsel

                                           SUSAN E. BREEN
                                           Assistant Secretary

                                           AMY L. SIMMONS
                                           Assistant Secretary


STATE STREET RESEARCH CONCENTRATED LARGE-CAP VALUE FUND      -----------------
One Financial Center                                             PRSRT STD
Boston, MA 02111-2690                                              AUTO
                                                             U.S. POSTAGE PAID
                                                               HOLLISTON, MA
                                                                 PERMIT #20
                                                             -----------------


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[Logo] STATE STREET RESEARCH

(C)2001 State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111-2690

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Concentrated Large-Cap Value Fund prospectus. When used after December 31, 2001, this report must be accompanied by a Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp1202)SSR-LD                                    CLC-4881-1201